UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

Fidelity®

California
Municipal Income
Fund

Annual Report

February 28, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of California Municipal Income's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Past 5 years	Past 10 years
California Municipal Income	2.33%	2.37%	4.08%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in California Municipal Income, a class of the fund, on February 28, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted strong returns during the 12 months ending February 28, 2009, fueled mainly by an impressive late-2008 to early-2009 rally. Throughout much of the period, munis were under pressure due to a long list of investor concerns, including a global "flight to quality" that favored U.S. Treasury bonds at the expense of virtually every other asset class; heavy selling by leveraged investors such as hedge funds; the credit downgrade of muni bond insurers; an influx of tax-free bond supply as issuers scrambled to refinance their debt; and the loss of independent muni dealers, which were the casualties of the breakdown in the world credit markets. But munis rebounded strongly in December and January, as investors gravitated toward their attractive valuations. As a key measure of that attractiveness, the yields on many munis remained above those of fully taxable, comparable-maturity Treasury securities. Another factor that helped fuel the rally was that muni bond coupon payments - many of which were distributed to investors in January - were reinvested into the muni market. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - rose 5.18%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 2.06%.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® California Municipal Income Fund: For the year ending February 28, 2009, the Retail Class shares of the fund returned 2.33%, and the Barclays Capital California Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 3.93%. The fund lagged its benchmark mainly due to credit-quality allocation. In particular, the fund was overweighted in lower-quality securities, which lagged higher-quality bonds, in which the fund was underweighted. Lower-quality securities lagged because of concerns about the economy and frozen credit markets. In addition, the fund was somewhat underweighted in prerefunded and escrowed bonds, which are backed by U.S. government-guaranteed securities and, as a result, were in high demand during the period. Sector selection was mixed. An overweighting in poor-performing health care bonds detracted from the fund's relative performance. In contrast, an underweighted position in tobacco bonds aided the fund's relative performance because the sector trailed the California muni market overall.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Class A	.76%
Actual		$ 1,000.00	$ 974.68	$ 3.72
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class T	.74%
Actual		$ 1,000.00	$ 974.81	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Class B	1.42%
Actual		$ 1,000.00	$ 971.50	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.10
Class C	1.51%
Actual		$ 1,000.00	$ 971.01	$ 7.38
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
California Municipal Income	.47%
Actual		$ 1,000.00	$ 976.03	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36
Institutional Class	.50%
Actual		$ 1,000.00	$ 975.93	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.4	39.6
Transportation	12.8	12.2
Health Care	9.1	8.4
Electric Utilities	6.5	5.2
Water & Sewer	6.1	8.7
Weighted Average Maturity as of February 28, 2009
		6 months ago
Years	11.8	8.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	7.9	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
AAA 3.9%	AAA 16.0%
AA,A 75.1%	AA,A 76.0%
BBB 16.4%	BBB 4.9%
BB and Below 0.1%	BB and Below 0.3%
Not Rated 2.3%	Not Rated 2.2%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments February 28, 2009

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount (000s)	Value (000s)
California - 96.7%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 319
4.625% 8/1/17	405	333
5% 8/1/18	530	439
5% 8/1/19	555	450
5% 8/1/20	585	466
5% 8/1/23	1,940	1,449
ABC Unified School District Series 1997 C:
0% 8/1/31 (FGIC Insured)	2,720	663
0% 8/1/32 (FGIC Insured)	3,760	849
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,698
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,715
5% 12/1/20 (AMBAC Insured)	2,810	2,807
Series 1989, 0% 6/15/17 (MBIA Insured)	2,310	1,579
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,821
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,621
5.5% 4/1/26 (FSA Insured)	1,000	1,006
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,163
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	728
0% 9/1/22 (FSA Insured)	5,150	2,359
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	8,547
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,088
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,209
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,317
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	5,000	5,137
5% 8/1/17 (FGIC Insured)	5,030	5,272
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2008 F1, 5% 4/1/39	5,925	5,659
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (c)	$ 1,840	$ 1,926
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,114
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,297
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,399
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,200
Series 1997 C, 0% 8/1/20	5,865	3,403
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,154
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	2,081
0% 8/1/12 (AMBAC Insured)	2,800	2,531
0% 8/1/17 (AMBAC Insured)	1,000	703
0% 8/1/18 (AMBAC Insured)	2,000	1,321
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	861
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5% 5/1/17	1,000	1,053
5.5% 5/1/14 (AMBAC Insured)	7,935	8,605
5.5% 5/1/15	8,400	9,065
6% 5/1/13	2,320	2,574
6% 5/1/14 (MBIA Insured)	2,000	2,199
California Econ. Recovery:
Series 2008 B, 4%, tender 3/1/10 (b)	4,000	4,098
Series 2008 B4, 5%, tender 7/1/10 (b)	4,700	4,851
Series 2008 B7, 5%, tender 7/1/11 (b)	3,100	3,245
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	984
6% 3/1/38	1,000	973
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,390
5% 2/1/17	1,000	850
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/16 (MBIA Insured)	2,280	1,678
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	578
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,230
(Stanford Univ. Proj.) Series O, 5.125% 1/1/31	5,000	5,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 1, 5% 9/1/17	$ 900	$ 946
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,144
Series 2005, 5.5% 6/1/28	275	276
Series 2007:
5.625% 5/1/20	150	154
5.625% 5/1/26	215	218
5.75% 5/1/30	160	162
4.5% 8/1/30	3,250	2,791
4.5% 10/1/36	3,185	2,602
5% 3/1/15	2,230	2,385
5% 3/1/16 (MBIA Insured)	2,500	2,637
5% 12/1/21	10,000	10,063
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,802
5% 2/1/23	1,095	1,088
5% 2/1/26	1,500	1,460
5% 3/1/26	2,800	2,725
5% 6/1/26	2,600	2,530
5% 6/1/27 (AMBAC Insured)	2,800	2,712
5% 6/1/29	5,005	4,778
5% 2/1/31 (MBIA Insured)	2,800	2,606
5% 6/1/31	2,000	1,860
5% 12/1/31 (MBIA Insured)	2,000	1,873
5% 10/1/32 (MBIA Insured)	1,000	921
5% 8/1/33	3,400	3,113
5.125% 11/1/24	2,800	2,798
5.125% 2/1/26	2,800	2,764
5.25% 2/1/14	4,045	4,327
5.25% 10/1/14	140	140
5.25% 2/1/16	7,500	7,912
5.25% 10/1/17	105	105
5.25% 11/1/18	3,000	3,134
5.25% 2/1/20	6,805	6,985
5.25% 2/1/22	2,020	2,052
5.25% 2/1/27 (MBIA Insured)	5,490	5,477
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,765
5.25% 2/1/29	5,000	4,927
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	1,970
5.25% 4/1/30	35	34
5.25% 2/1/33	8,150	7,849
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 12/1/33	$ 105	$ 101
5.25% 3/1/38	15,525	14,750
5.375% 4/1/15 (MBIA Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	2,005	2,118
5.5% 5/1/13 (MBIA Insured)	100	104
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	7,892
5.5% 4/1/30	25	25
5.5% 11/1/33	30,940	30,812
6% 4/1/18	1,570	1,774
6.75% 8/1/12	1,100	1,235
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	5,000	5,037
Series 2008 H, 5.125% 7/1/22	3,000	2,946
Series 2008 L, 5.125% 7/1/22	3,000	2,939
(Cedars-Sinai Med. Ctr. Proj.) Series 2005:
5% 11/15/14	1,485	1,555
5% 11/15/34 (Berkshire Hathaway Assurance Corp. Insured)	5,000	4,859
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,287
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,000	5,187
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	6,200	6,227
(Sutter Health Proj.) Series 2008 A:
5% 8/15/14	4,205	4,438
5% 8/15/15	4,500	4,701
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	5,942	3,587
Series 1983 B, 0% 8/1/15	75	40
Series 1998 J, 4.85% 8/1/27 (MBIA Insured) (c)	320	315
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	976
(Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (b)	8,500	8,491
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,050
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/32	$ 1,000	$ 920
5% 12/1/42	3,000	2,678
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	1,991
5.25% 2/1/32 (AMBAC Insured)	6,295	6,171
Series 2005, 5% 10/1/33	7,235	7,006
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,104
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (MBIA Insured) (c)	4,335	4,180
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,250	4,791
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (b)(c)	9,000	8,677
Series 2003 A, 5%, tender 5/1/13 (b)(c)	3,000	2,924
Series 2005 A1, 4.7%, tender 4/1/12 (b)(c)	3,250	3,174
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,729
5% 6/1/14	2,000	2,081
5.25% 6/1/24	5,400	5,124
5.25% 6/1/25	5,000	4,702
5.25% 6/1/30	4,000	3,618
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,450	4,505
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,888
Series 2006 G:
5% 11/1/20	1,825	1,796
5% 11/1/21	2,020	1,964
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,657
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,062
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,619
5.5% 6/1/15	1,000	1,056
5.5% 6/1/17	9,980	10,370
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	$ 2,455	$ 2,600
5% 11/1/16 (FGIC Insured)	2,000	2,108
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,142
5.5% 6/1/15 (MBIA Insured)	1,000	1,071
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,400
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,437
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,503
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,696
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	2,743
5.125% 6/1/29	5,000	4,494
5.5% 6/1/19	2,000	2,040
(Kern County at Delano II Proj.) Series 2003 C:
5.5% 6/1/13	2,000	2,151
5.5% 6/1/17 (MBIA Insured)	4,775	4,946
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,140
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,271
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,688
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,529
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (MBIA Insured)	5,165	5,226
5.25% 11/1/23 (MBIA Insured)	3,500	3,637
Series 2006 E:
5% 10/1/23	2,410	2,477
5.25% 10/1/21	2,900	3,057
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	1,310	1,353
California State Univ. Rev. (Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,393
5.5% 11/1/16 (AMBAC Insured)	1,500	1,645
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	$ 7,965	$ 7,715
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,425	2,349
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,104
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,844
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	871
Series 2005 G, 5.25% 7/1/13	1,475	1,402
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	127
5% 8/15/19	50	49
5.75% 8/15/38	3,000	2,636
6.25% 8/15/33	2,500	2,386
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	6,000	5,967
(Kaiser Permanente Health Sys. Proj.):
Series 2004 I, 3.45%, tender 5/1/11 (b)	2,750	2,712
Series 2007 A, 4.75% 4/1/33	2,000	1,565
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	10,000	8,413
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	8,900	8,549
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	5,000	4,623
Series 2005 A, 5% 11/15/43 (MBIA Insured)	4,125	3,428
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (d)	1,430	1,635
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.) Series 1999 A:
6% 7/1/09 (Escrowed to Maturity) (d)	155	158
6% 7/1/09 (Escrowed to Maturity) (d)	505	514
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	1,843
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,329
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (MBIA Insured)	$ 1,500	$ 1,681
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,013
5% 11/1/25 (AMBAC Insured)	3,820	3,849
5% 11/1/33 (AMBAC Insured)	5,000	4,709
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (MBIA Insured)	3,295	2,991
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,246
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (MBIA Insured)	1,545	1,720
5.5% 7/1/15 (MBIA Insured)	2,685	3,011
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) Series 1992, 0% 11/1/14 (Escrowed to Maturity) (d)	3,000	2,591
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,521
5% 8/1/25 (FSA Insured)	1,435	1,451
5% 8/1/26 (FSA Insured)	2,000	2,015
5% 8/1/27 (FSA Insured)	1,785	1,787
5% 8/1/31 (FSA Insured)	5,000	4,811
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	5,600	5,208
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (MBIA Insured)	2,000	1,286
0% 9/1/20 (MBIA Insured)	2,010	1,111
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	2,729
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	606
5% 9/1/12 (AMBAC Insured)	625	645
5% 9/1/13 (AMBAC Insured)	655	669
5% 9/1/14 (AMBAC Insured)	690	698
5% 9/1/15 (AMBAC Insured)	725	731
5% 9/1/18 (AMBAC Insured)	835	806
5% 9/1/20 (AMBAC Insured)	925	849
5% 9/1/22 (AMBAC Insured)	1,020	889
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,105
6% 3/1/20 (FSA Insured)	1,000	1,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	$ 2,780	$ 2,806
5% 4/1/12	4,210	4,235
5% 4/1/13	1,830	1,836
5.25% 4/1/09	1,600	1,604
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2007 A, 5% 6/1/32	3,200	3,200
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H:
5% 7/1/33	2,500	2,405
5% 7/1/35	2,500	2,387
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	7,649
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,296
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,378
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	679
0% 10/1/25 (AMBAC Insured)	1,665	624
Encinitas Union School District Series 1996:
0% 8/1/10 (MBIA Insured)	1,000	970
0% 8/1/21 (MBIA Insured)	1,000	539
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (d)	3,500	2,730
Fairfield-Suisun Swr. District Swr. Rev. Series 1991 A, 0% 5/1/09 (MBIA Insured)	1,125	1,122
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (MBIA Insured)	3,000	3,046
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	1,978
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	737
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (MBIA Insured)	2,430	1,938
0% 8/1/19 (MBIA Insured)	5,365	3,397
0% 8/1/20 (MBIA Insured)	6,425	3,790
Series 1999 B, 0% 8/1/24	5,000	2,187
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (MBIA Insured)	$ 24,070	$ 15,578
Series 1999:
0% 1/15/27 (a)	4,000	3,129
0% 1/15/27 (MBIA Insured) (a)	4,500	3,764
0% 1/15/29 (a)	4,000	3,035
5% 1/15/16 (MBIA Insured)	5,860	5,289
5.75% 1/15/40	8,155	5,595
Series A, 0% 1/1/18 (Escrowed to Maturity) (d)	1,000	736
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	996
Fullerton Univ. Foundation Auxiliary Organization Rev. Series 2000 A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,278
5.75% 7/1/30 (MBIA Insured)	1,000	1,011
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,502
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	1,005
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	13,425	10,315
5% 6/1/45	2,775	2,132
Series 2007 A1:
4.5% 6/1/27	2,855	2,126
5% 6/1/11	1,470	1,452
5% 6/1/12	1,400	1,364
5% 6/1/13	1,000	955
5% 6/1/14	2,000	1,866
5% 6/1/15	1,000	909
5% 6/1/33	3,000	1,854
5.75% 6/1/47	5,000	2,986
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,833
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (AMBAC Insured) (b)	2,500	2,458
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (MBIA Insured)	555	589
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,072
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,235
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	$ 3,790	$ 2,908
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,646
Long Beach Hbr. Rev.:
Series 1998 A:
6% 5/15/10 (FGIC Insured) (c)	1,000	1,037
6% 5/15/12 (FGIC Insured) (c)	3,500	3,746
Series 2000 A, 5.25% 5/15/23 (c)	6,505	6,096
Series 2004 A:
5% 5/15/14 (c)	2,000	2,067
5% 5/15/15 (c)	1,000	1,018
Series 2005 A:
5% 5/15/11 (MBIA Insured) (c)	1,000	1,033
5% 5/15/22 (MBIA Insured) (c)	2,735	2,510
Los Angeles Cmnty. College District Series 2007 A:
5% 8/1/19 (FGIC Insured)	1,680	1,835
5% 8/1/20 (FGIC Insured)	2,415	2,602
5% 8/1/32	10,000	9,864
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,659
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (d)	3,380	3,057
(Disney Parking Proj.):
0% 3/1/10	2,000	1,956
0% 3/1/11	1,950	1,842
0% 3/1/12	2,180	1,971
0% 3/1/13	6,490	5,595
0% 9/1/14 (AMBAC Insured)	3,860	3,148
0% 3/1/18	3,000	1,934
0% 3/1/19	3,200	1,927
0% 3/1/20	1,000	559
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,158
5.375% 9/1/17 (FSA Insured)	1,095	1,199
5.375% 9/1/18 (FSA Insured)	1,155	1,255
5.375% 9/1/19 (FSA Insured)	1,210	1,306
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,732
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (FGIC Insured)	$ 3,000	$ 3,110
Series 2006 A:
5% 5/15/16 (MBIA Insured) (c)	1,000	1,033
5% 5/15/17 (MBIA Insured) (c)	3,990	4,062
5% 5/15/18 (MBIA Insured) (c)	1,410	1,416
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (d)	3,120	3,120
4.75% 8/15/16 (Escrowed to Maturity) (d)	1,395	1,391
4.75% 10/15/20 (Escrowed to Maturity) (d)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2005 A1, 5% 7/1/35	5,000	4,878
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A:
5.125% 7/1/41	15,000	14,663
5.125% 7/1/41 (MBIA Insured)	3,000	2,933
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,458
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (c)	6,265	6,438
7.6% 10/1/18 (Escrowed to Maturity) (d)	11,505	14,235
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,368
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,194
Series 2009 I, 5.25% 7/1/22	2,700	2,820
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (d)	1,990	2,412
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (MBIA Insured)	3,500	2,932
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	558
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,077
0% 8/1/25 (FGIC Insured)	2,800	1,103
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,383
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,511
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,763
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Irrigation District Ctfs. of Prtn.: - continued
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (MBIA Insured) (Escrowed to Maturity) (d)	$ 5,000	$ 5,502
(Rfdg. and Cap. Impts Proj.) Series 1991 A, 0% 10/1/10 (Escrowed to Maturity) (d)	2,270	2,218
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	547
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	594
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,825
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	528
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (FGIC Insured)	1,500	1,289
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,149
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,072
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,379
12% 8/1/17 (FSA Insured)	1,000	1,639
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,314
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	983
5% 9/1/17 (AMBAC Insured)	2,735	2,595
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	1,785	1,684
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.):
Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (d)	3,850	5,137
Series 2008 C, 5% 7/1/12	2,500	2,702
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	6,857
Novato Unified School District Series 2002, 5.25% 8/1/17 (FGIC Insured)	1,000	1,059
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,235
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (d)	1,000	1,124
Series 2003, 5.5% 9/1/17 (FGIC Insured)	3,000	2,900
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oceanside Unified School District Series A:
0% 8/1/31 (Assured Guaranty Corp. Insured)	$ 5,000	$ 1,195
5.25% 8/1/33 (Assured Guaranty Corp. Insured)	5,000	4,952
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	3,100
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,144
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev. Series 1997:
5.75% 12/1/09 (AMBAC Insured) (c)	3,620	3,716
5.75% 12/1/11 (AMBAC Insured) (c)	4,000	4,143
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	3,926
Oxnard Fin. Auth. Solid Waste Rev. Series 2005:
5% 5/1/09 (AMBAC Insured) (c)	1,785	1,793
5% 5/1/10 (AMBAC Insured) (c)	1,820	1,870
5% 5/1/12 (AMBAC Insured) (c)	2,065	2,104
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	2,835
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	5,753
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,141
0% 8/1/21 (FGIC Insured)	1,000	529
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,405	1,406
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (d)	4,035	4,138
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (c)	5,285	5,198
5.75% 11/1/15 (c)	4,030	4,052
Series 2002 L, 5.5% 11/1/20 (FGIC Insured) (c)	3,405	3,198
Series 2002 N:
5% 11/1/12 (MBIA Insured) (c)	2,800	2,984
5% 11/1/15 (MBIA Insured) (c)	5,850	5,675
5% 11/1/17 (MBIA Insured) (c)	3,355	3,112
5% 11/1/18 (MBIA Insured) (c)	2,740	2,509
Series 2007 A:
5% 11/1/14 (MBIA Insured) (c)	10,910	10,742
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2007 A:
5% 11/1/16 (MBIA Insured) (c)	$ 2,885	$ 2,751
5% 11/1/17 (MBIA Insured) (c)	2,185	2,027
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,072
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (b)	1,890	1,825
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	6,705	5,202
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	2,915	2,964
4%, tender 12/1/11 (FSA Insured) (b)	6,500	6,758
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (MBIA Insured)	3,500	2,974
Redwood City Elementary School District Series 1997, 0% 8/1/20 (FGIC Insured)	4,825	2,846
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	10	10
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	17,029
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	1,952
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,829
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	1,901
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,490
Riverside County Trans. Commission Sales Tax Rev. Series 2008 A2, 4%, tender 12/1/09 (b)	2,445	2,485
Rocklin Unified School District Series 2002:
0% 8/1/24 (FGIC Insured)	1,370	577
0% 8/1/25 (FGIC Insured)	2,725	1,065
0% 8/1/26 (FGIC Insured)	1,365	495
Roseville City School District Series 2002 A:
0% 8/1/25 (FGIC Insured)	1,745	704
0% 8/1/27 (FGIC Insured)	1,940	677
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	$ 7,735	$ 5,362
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,583
Series 2003 R, 5% 8/15/33 (MBIA Insured)	6,825	6,342
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	3,400	3,629
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (d)	8,500	10,703
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	9,503
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,038
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,478
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,174
5% 11/15/17 (AMBAC Insured)	2,000	2,141
5% 11/15/18 (AMBAC Insured)	2,000	2,119
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,163
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,821
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (c)	2,200	2,244
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29	5,000	5,026
San Diego Unified School District (Election of 1998 Proj.) Series 2002 D:
5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (d)	4,325	4,758
5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 101) (d)	4,000	4,400
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,629
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	4,815	4,849
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	5,976
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,503
Second Series 32F, 5.25% 5/1/19	2,500	2,730
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (c)	2,325	2,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series 32H:
5% 5/1/12 (CIFG North America Insured) (c)	$ 1,000	$ 1,044
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (MBIA Insured)	6,810	6,448
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,431
Series A:
0% 8/1/09 (FGIC Insured)	5	5
0% 8/1/10 (FGIC Insured)	1,085	1,051
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,080
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured)	3,720	3,578
5% 11/15/21 (MBIA Insured)	3,645	3,415
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (d)	4,000	1,746
Series 1997 A:
0% 1/15/26 (MBIA Insured)	11,000	2,642
5.5% 1/15/28	1,060	746
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,172
0% 1/15/12 (MBIA Insured)	7,000	5,875
0% 1/15/15 (MBIA Insured)	5,000	3,305
0% 1/15/20 (MBIA Insured)	3,765	1,617
0% 1/15/31 (MBIA Insured)	5,000	745
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,040
Series 2007 A:
5% 3/1/24 (AMBAC Insured) (c)	9,690	8,335
5% 3/1/37 (AMBAC Insured) (c)	10,000	7,566
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,999
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,780
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,009
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (d)	1,990	1,630
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	$ 3,000	$ 2,039
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	960
0% 9/1/25	1,490	608
0% 9/1/26	1,500	570
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	2,827
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,652
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	7,439
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,075
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,290
0% 9/1/22 (AMBAC Insured)	2,900	1,419
0% 9/1/25 (AMBAC Insured)	6,800	2,602
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (MBIA Insured)	5,015	4,830
Shasta Union High School District:
Series 2002, 0% 8/1/26 (FGIC Insured)	1,000	372
Series 2003, 0% 5/1/28 (MBIA Insured)	3,340	977
Sierra View Local Health Care District Rev.:
Series 1998, 5.4% 7/1/22	4,315	3,821
Series 2007, 5.25% 7/1/37	2,500	1,881
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,501
6.75% 7/1/11	6,500	7,181
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27	2,495	887
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,483
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	16,917
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	1,320	1,246
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	2,839
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	$ 2,350	$ 2,109
6% 6/1/22	1,100	1,106
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,204
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,227
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,495
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	683
0% 9/1/21 (FGIC Insured)	2,995	1,656
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	982
Series 2007 D, 5% 5/15/25	4,250	4,324
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	784
5.5% 5/15/24 (AMBAC Insured)	370	349
4.55% 12/1/09 (Escrowed to Maturity) (d)(e)	13,290	13,691
Series C, 4.75% 5/15/37 (MBIA Insured)	3,255	2,929
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	6,970	6,964
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,751
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (d)	1,000	1,155
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (d)	1,380	1,593
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,000	5,081
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,951
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (MBIA Insured)	2,120	2,074
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	141
5.375% 8/1/16 (FSA Insured)	100	108
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	814
0% 8/1/31 (FGIC Insured)	2,715	714
0% 8/1/32 (FGIC Insured)	1,315	321
5.25% 8/1/16 (FGIC Insured)	1,000	1,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev. Series A:
5% 7/1/23	$ 1,460	$ 1,272
5% 7/1/25	1,665	1,411
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,545
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (b)	4,300	4,371
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,101
		1,451,971
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	805	794
5.375% 10/1/14	1,000	984
5.875% 10/1/18	1,565	1,567
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5% 7/1/09	1,100	1,101
		4,446
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 4.555% 7/1/21 (FGIC Insured) (b)	4,600	3,334
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	7,000	6,500
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,500	990
		10,824
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	550	547
5.25% 10/1/15	1,255	1,201
		1,748
TOTAL MUNICIPAL BONDS (Cost $1,522,985)		1,468,989
Municipal Notes - 0.9%
	Principal Amount (000s)	Value (000s)
California - 0.9%
California Gen. Oblig.:
6% 3/20/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	3,500	$ 3,500
9.5% 3/6/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	3,500	3,500
9.75% 3/6/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	7,400	7,400
TOTAL MUNICIPAL NOTES (Cost $14,400)		14,400
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,537,385)		1,483,389
NET OTHER ASSETS - 1.3%		19,041
NET ASSETS - 100%		$ 1,502,430
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,691,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 13,290
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,483,389	$ -	$ 1,483,389	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (Unaudited)
General Obligations	41.4%
Transportation	12.8%
Health Care	9.1%
Electric Utilities	6.5%
Water & Sewer	6.1%
Escrowed/Pre-Refunded	6.0%
Special Tax	5.8%
Others* (individually less than 5%)	12.3%
100.0%
* Includes net other assets
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $22,249,000 all of which will expire on February 28, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,537,385)		$ 1,483,389
Cash		9,413
Receivable for investments sold		151
Receivable for fund shares sold		1,819
Interest receivable		16,750
Prepaid expenses		13
Other receivables		3
Total assets		1,511,538

Liabilities
Payable for investments purchased	$ 6,140
Payable for fund shares redeemed	599
Distributions payable	1,509
Accrued management fee	464
Distribution fees payable	21
Other affiliated payables	329
Other payables and accrued expenses	46
Total liabilities		9,108

Net Assets		$ 1,502,430
Net Assets consist of:
Paid in capital		$ 1,583,219
Undistributed net investment income		1,219
Accumulated undistributed net realized gain (loss) on investments		(28,012)
Net unrealized appreciation (depreciation) on investments		(53,996)
Net Assets		$ 1,502,430

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,850 ÷ 2,970 shares)	$ 11.40

Maximum offering price per share (100/96.00 of $11.40)	$ 11.87
Class T: Net Asset Value and redemption price per share ($6,944 ÷ 608 shares)	$ 11.42

Maximum offering price per share (100/96.00 of $11.42)	$ 11.90
Class B: Net Asset Value and offering price per share ($4,065 ÷ 357 shares)A	$ 11.39

Class C: Net Asset Value and offering price per share ($12,244 ÷ 1,076 shares)A	$ 11.38

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,426,557 ÷ 125,314 shares)	$ 11.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,770 ÷ 1,646 shares)	$ 11.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 28, 2009

Investment Income
Interest		$ 75,562

Expenses
Management fee	$ 5,877
Transfer agent fees	1,108
Distribution fees	228
Accounting fees and expenses	301
Custodian fees and expenses	24
Independent trustees' compensation	6
Registration fees	82
Audit	53
Legal	7
Miscellaneous	17
Total expenses before reductions	7,703
Expense reductions	(157)	7,546
Net investment income		68,016
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(25,641)
Futures contracts	286
Total net realized gain (loss)		(25,355)
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,649)
Futures contracts	(268)
Total change in net unrealized appreciation (depreciation)		(12,917)
Net gain (loss)		(38,272)
Net increase (decrease) in net assets resulting from operations		$ 29,744

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2009	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 68,016	$ 65,641
Net realized gain (loss)	(25,355)	5,976
Change in net unrealized appreciation (depreciation)	(12,917)	(105,132)
Net increase (decrease) in net assets resulting from operations	29,744	(33,515)
Distributions to shareholders from net investment income	(67,824)	(65,536)
Distributions to shareholders from net realized gain	(568)	(9,277)
Total distributions	(68,392)	(74,813)
Share transactions - net increase (decrease)	(51,318)	48,978
Redemption fees	56	24
Total increase (decrease) in net assets	(89,910)	(59,326)

Net Assets
Beginning of period	1,592,340	1,651,666
End of period (including undistributed net investment income of $1,219 and undistributed net investment income of $1,326, respectively)	$ 1,502,430	$ 1,592,340

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,

2009

2008 E

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 12.41	$ 12.46	$ 12.56	$ 12.84
Income from Investment Operations
Net investment income C	.459	.457	.478	.490	.505
Net realized and unrealized gain (loss)	(.224)	(.711)	.050	(.025)	(.149)
Total from investment operations	.235	(.254)	.528	.465	.356
Distributions from net investment income	(.461)	(.457)	(.483)	(.490)	(.501)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.465)	(.526)	(.578)	(.565)	(.636)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.40	$ 11.63	$ 12.41	$ 12.46	$ 12.56
Total Return A, B	2.04%	(2.15)%	4.36%	3.78%	2.92%
Ratios to Average Net Assets D
Expenses before reductions	.75%	.73%	.64%	.65%	.66%
Expenses net of fee waivers, if any	.75%	.73%	.64%	.65%	.66%
Expenses net of all reductions	.74%	.70%	.62%	.62%	.65%
Net investment income	3.98%	3.76%	3.88%	3.93%	4.04%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 20	$ 13	$ 11	$ 7
Portfolio turnover rate	26%	27%	23%	19%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,

2009

2008 E

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 12.43	$ 12.48	$ 12.58	$ 12.86
Income from Investment Operations
Net investment income C	.464	.458	.466	.477	.492
Net realized and unrealized gain (loss)	(.227)	(.712)	.048	(.027)	(.150)
Total from investment operations	.237	(.254)	.514	.450	.342
Distributions from net investment income	(.463)	(.457)	(.469)	(.475)	(.487)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.467)	(.526)	(.564)	(.550)	(.622)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.42	$ 11.65	$ 12.43	$ 12.48	$ 12.58
Total Return A, B	2.05%	(2.15)%	4.24%	3.66%	2.80%
Ratios to Average Net Assets D
Expenses before reductions	.73%	.74%	.75%	.77%	.77%
Expenses net of fee waivers, if any	.73%	.74%	.75%	.77%	.77%
Expenses net of all reductions	.72%	.70%	.72%	.73%	.76%
Net investment income	4.00%	3.75%	3.77%	3.81%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 5	$ 5	$ 4	$ 3
Portfolio turnover rate	26%	27%	23%	19%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,

2009

2008 E

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 12.40	$ 12.45	$ 12.55	$ 12.84
Income from Investment Operations
Net investment income C	.387	.376	.383	.394	.409
Net realized and unrealized gain (loss)	(.228)	(.712)	.049	(.026)	(.159)
Total from investment operations	.159	(.336)	.432	.368	.250
Distributions from net investment income	(.385)	(.375)	(.387)	(.393)	(.405)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.389)	(.444)	(.482)	(.468)	(.540)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.39	$ 11.62	$ 12.40	$ 12.45	$ 12.55
Total Return A, B	1.38%	(2.81)%	3.57%	2.99%	2.06%
Ratios to Average Net Assets D
Expenses before reductions	1.41%	1.41%	1.41%	1.42%	1.42%
Expenses net of fee waivers, if any	1.41%	1.41%	1.41%	1.42%	1.42%
Expenses net of all reductions	1.40%	1.37%	1.39%	1.39%	1.41%
Net investment income	3.33%	3.08%	3.11%	3.15%	3.28%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 5	$ 5	$ 5	$ 5
Portfolio turnover rate	26%	27%	23%	19%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,

2009

2008 E

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 12.40	$ 12.44	$ 12.55	$ 12.83
Income from Investment Operations
Net investment income C	.374	.364	.371	.382	.397
Net realized and unrealized gain (loss)	(.225)	(.721)	.061	(.035)	(.149)
Total from investment operations	.149	(.357)	.432	.347	.248
Distributions from net investment income	(.375)	(.364)	(.377)	(.382)	(.393)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.379)	(.433)	(.472)	(.457)	(.528)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.38	$ 11.61	$ 12.40	$ 12.44	$ 12.55
Total Return A, B	1.29%	(2.98)%	3.56%	2.81%	2.04%
Ratios to Average Net Assets D
Expenses before reductions	1.49%	1.50%	1.50%	1.52%	1.52%
Expenses net of fee waivers, if any	1.49%	1.50%	1.50%	1.52%	1.52%
Expenses net of all reductions	1.48%	1.47%	1.48%	1.49%	1.51%
Net investment income	3.24%	2.99%	3.02%	3.06%	3.18%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 8	$ 10	$ 10	$ 11
Portfolio turnover rate	26%	27%	23%	19%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California Municipal Income

Years ended February 28,

2009

2008 D

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 12.40	$ 12.45	$ 12.55	$ 12.83
Income from Investment Operations
Net investment income B	.495	.491	.499	.512	.527
Net realized and unrealized gain (loss)	(.227)	(.722)	.050	(.025)	(.149)
Total from investment operations	.268	(.231)	.549	.487	.378
Distributions from net investment income	(.494)	(.490)	(.504)	(.512)	(.523)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.498)	(.559)	(.599)	(.587)	(.658)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 11.38	$ 11.61	$ 12.40	$ 12.45	$ 12.55
Total Return A	2.33%	(1.97)%	4.55%	3.97%	3.11%
Ratios to Average Net Assets C
Expenses before reductions	.47%	.46%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.47%	.46%	.47%	.48%	.48%
Expenses net of all reductions	.46%	.43%	.44%	.45%	.47%
Net investment income	4.27%	4.03%	4.05%	4.10%	4.22%
Supplemental Data
Net assets, end of period (in millions)	$ 1,427	$ 1,543	$ 1,611	$ 1,601	$ 1,506
Portfolio turnover rate	26%	27%	23%	19%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,

2009

2008 D

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 12.42	$ 12.47	$ 12.57	$ 12.85
Income from Investment Operations
Net investment income B	.491	.486	.493	.509	.529
Net realized and unrealized gain (loss)	(.226)	(.722)	.049	(.025)	(.151)
Total from investment operations	.265	(.236)	.542	.484	.378
Distributions from net investment income	(.491)	(.485)	(.497)	(.509)	(.523)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.495)	(.554)	(.592)	(.584)	(.658)
Redemption fees added to paid in capital B,E	-	-	-	-	-
Net asset value, end of period	$ 11.40	$ 11.63	$ 12.42	$ 12.47	$ 12.57
Total Return A	2.30%	(2.00)%	4.48%	3.94%	3.10%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.50%	.53%	.50%	.47%
Expenses net of fee waivers, if any	.49%	.50%	.53%	.50%	.47%
Expenses net of all reductions	.48%	.47%	.50%	.46%	.47%
Net investment income	4.24%	3.99%	3.99%	4.08%	4.23%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 11	$ 8	$ 2	$ 1
Portfolio turnover rate	26%	27%	23%	19%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 29,547
Unrealized depreciation	(84,560)
Net unrealized appreciation (depreciation)	(55,013)
Capital loss carry forward	(22,249)

Cost for federal income tax purposes	$ 1,538,402

The tax character of distributions paid was as follows:

	February 28, 2009	February 29, 2008
Tax-exempt Income	$ 67,824	$ 65,536
Ordinary Income	-	806
Long-term Capital Gains	568	8,471
Total	$ 68,392	$ 74,813

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50 % of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent

Annual Report

3. Operating Policies - continued

Futures Contracts - continued

payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $411,368 and $474,921, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 69	$ 13
Class T	0%	.25%	16	-
Class B	.65%	.25%	41	30
Class C	.75%	.25%	102	32
			$ 228	$ 75

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	2
Class B*	17
Class C*	5
$ 38

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 28.10
Class T	6.09
Class B	5.11
Class C	10.09
California Municipal Income	1,043.07
Institutional Class	16.09
	$ 1,108

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $22 and $128, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
California Municipal Income	$ 7

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2009	2008 *
From net investment income
Class A	$ 1,098	$ 552
Class T	262	183
Class B	151	158
Class C	329	275
California Municipal Income	65,274	64,032
Institutional Class	710	336
Total	$ 67,824	$ 65,536
From net realized gain
Class A	$ 7	$ 81
Class T	2	28
Class B	2	30
Class C	3	53
California Municipal Income	549	9,038
Institutional Class	5	47
Total	$ 568	$ 9,277

* February 29, 2008

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2009	2008*	2009	2008*
Class A
Shares sold	1,926	1,031	$ 22,454	$ 12,553
Reinvestment of distributions	66	32	754	389
Shares redeemed	(721)	(410)	(8,239)	(5,007)
Net increase (decrease)	1,271	653	$ 14,969	$ 7,935
Class T
Shares sold	311	88	$ 3,658	$ 1,089
Reinvestment of distributions	18	14	204	167
Shares redeemed	(163)	(58)	(1,834)	(712)
Net increase (decrease)	166	44	$ 2,028	$ 544
Class B
Shares sold	85	50	$ 976	$ 610
Reinvestment of distributions	5	6	63	72
Shares redeemed	(151)	(62)	(1,751)	(759)
Net increase (decrease)	(61)	(6)	$ (712)	$ (77)

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended February 28,	2009	2008*	2009	2008*
Class C
Shares sold	635	204	$ 7,343	$ 2,490
Reinvestment of distributions	16	15	186	183
Shares redeemed	(283)	(305)	(3,221)	(3,710)
Net increase (decrease)	368	(86)	$ 4,308	$ (1,037)
California Municipal Income
Shares sold	35,274	28,642	$ 409,272	$ 349,083
Reinvestment of distributions	3,952	4,111	45,637	49,922
Shares redeemed	(46,816)	(29,771)	(535,103)	(361,103)
Net increase (decrease)	(7,590)	2,982	$ (80,194)	$ 37,902
Institutional Class
Shares sold	1,386	552	$ 16,182	$ 6,705
Reinvestment of distributions	37	11	422	132
Shares redeemed	(717)	(258)	(8,322)	(3,126)
Net increase (decrease)	706	305	$ 8,282	$ 3,711

* February 29, 2008

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 17, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 381 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Annual Report

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation

Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-
present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004- 2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009 100% of the fund's income dividends was free from federal income tax, and 9.13% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CFL-UANN-0409
1.790911.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

February 28, 2009
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	-2.04%	1.34%	3.53%
Class T (incl. 4.00% sales charge) B	-2.03%	1.27%	3.49%
Class B (incl. contingent deferred sales charge)C	-3.53%	1.07%	3.44%
Class C (incl. contingent deferred sales charge)D	0.31%	1.32%	3.37%

A Effective April 1, 2007 Class A shares bear a 0.25% 12-b1 fee. The initial offering of Class A shares took place on August 1, 2002. Returns between August 1, 2002 and March 31, 2007 reflect a 0.15% 12-b1 fee. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

B Effective April 1, 2002 Class T's 12b-1 plan currently authorizes a 0.25% 12b-1 fee. The initial offering of Class T shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

C Effective April 1, 2002 Class B's 12b-1 plan currently authorizes a 0.90% 12b-1 fee. The initial offering of Class B shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively.

D Effective April 1, 2002 Class C's 12b-1 plan currently authorizes a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class A on February 28, 1999, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period. The initial offering of Class A took place on August 1, 2002. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted strong returns during the 12 months ending February 28, 2009, fueled mainly by an impressive late-2008 to early-2009 rally. Throughout much of the period, munis were under pressure due to a long list of investor concerns, including a global "flight to quality" that favored U.S. Treasury bonds at the expense of virtually every other asset class; heavy selling by leveraged investors such as hedge funds; the credit downgrade of muni bond insurers; an influx of tax-free bond supply as issuers scrambled to refinance their debt; and the loss of independent muni dealers, which were the casualties of the breakdown in the world credit markets. But munis rebounded strongly in December and January, as investors gravitated toward their attractive valuations. As a key measure of that attractiveness, the yields on many munis remained above those of fully taxable, comparable-maturity Treasury securities. Another factor that helped fuel the rally was that muni bond coupon payments - many of which were distributed to investors in January - were reinvested into the muni market. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - rose 5.18%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 2.06%.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity Advisor California Municipal Income Fund: For the year ending February 28, 2009, the fund's Class A, Class T, Class B and Class C shares returned 2.04%, 2.05%, 1.38% and 1.29%, respectively (excluding sales charges). Meanwhile, the Barclays Capital California Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 3.93%. The fund lagged its benchmark mainly due to credit-quality allocation. In particular, the fund was overweighted in lower-quality securities, which lagged higher-quality bonds, in which the fund was underweighted. Lower-quality securities lagged because of concerns about the economy and frozen credit markets. In addition, the fund was somewhat underweighted in prerefunded and escrowed bonds, which are backed by U.S. government-guaranteed securities and, as a result, were in high demand during the period. Sector selection was mixed. An overweighting in poor-performing health care bonds detracted from the fund's relative performance. In contrast, an underweighted position in tobacco bonds aided the fund's relative performance because the sector trailed the California muni market overall.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity Advisor California Municipal Income Fund: For the year ending February 28, 2009, the fund's Institutional Class shares returned 2.30%, and the Barclays Capital California Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 3.93%. The fund lagged its benchmark mainly due to credit-quality allocation. In particular, the fund was overweighted in lower-quality securities, which lagged higher-quality bonds, in which the fund was underweighted. Lower-quality securities lagged because of concerns about the economy and frozen credit markets. In addition, the fund was somewhat underweighted in prerefunded and escrowed bonds, which are backed by U.S. government-guaranteed securities and, as a result, were in high demand during the period. Sector selection was mixed. An overweighting in poor-performing health care bonds detracted from the fund's relative performance. In contrast, an underweighted position in tobacco bonds aided the fund's relative performance because the sector trailed the California muni market overall.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Class A	.76%
Actual		$ 1,000.00	$ 974.68	$ 3.72
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class T	.74%
Actual		$ 1,000.00	$ 974.81	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Class B	1.42%
Actual		$ 1,000.00	$ 971.50	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.10
Class C	1.51%
Actual		$ 1,000.00	$ 971.01	$ 7.38
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
California Municipal Income	.47%
Actual		$ 1,000.00	$ 976.03	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36
Institutional Class	.50%
Actual		$ 1,000.00	$ 975.93	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.4	39.6
Transportation	12.8	12.2
Health Care	9.1	8.4
Electric Utilities	6.5	5.2
Water & Sewer	6.1	8.7
Weighted Average Maturity as of February 28, 2009
		6 months ago
Years	11.8	8.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	7.9	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
AAA 3.9%	AAA 16.0%
AA,A 75.1%	AA,A 76.0%
BBB 16.4%	BBB 4.9%
BB and Below 0.1%	BB and Below 0.3%
Not Rated 2.3%	Not Rated 2.2%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments February 28, 2009

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount (000s)	Value (000s)
California - 96.7%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 319
4.625% 8/1/17	405	333
5% 8/1/18	530	439
5% 8/1/19	555	450
5% 8/1/20	585	466
5% 8/1/23	1,940	1,449
ABC Unified School District Series 1997 C:
0% 8/1/31 (FGIC Insured)	2,720	663
0% 8/1/32 (FGIC Insured)	3,760	849
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,698
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,715
5% 12/1/20 (AMBAC Insured)	2,810	2,807
Series 1989, 0% 6/15/17 (MBIA Insured)	2,310	1,579
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,821
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,621
5.5% 4/1/26 (FSA Insured)	1,000	1,006
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,163
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	728
0% 9/1/22 (FSA Insured)	5,150	2,359
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	8,547
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,088
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,209
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,317
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	5,000	5,137
5% 8/1/17 (FGIC Insured)	5,030	5,272
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2008 F1, 5% 4/1/39	5,925	5,659
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (c)	$ 1,840	$ 1,926
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,114
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,297
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,399
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,200
Series 1997 C, 0% 8/1/20	5,865	3,403
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,154
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	2,081
0% 8/1/12 (AMBAC Insured)	2,800	2,531
0% 8/1/17 (AMBAC Insured)	1,000	703
0% 8/1/18 (AMBAC Insured)	2,000	1,321
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	861
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5% 5/1/17	1,000	1,053
5.5% 5/1/14 (AMBAC Insured)	7,935	8,605
5.5% 5/1/15	8,400	9,065
6% 5/1/13	2,320	2,574
6% 5/1/14 (MBIA Insured)	2,000	2,199
California Econ. Recovery:
Series 2008 B, 4%, tender 3/1/10 (b)	4,000	4,098
Series 2008 B4, 5%, tender 7/1/10 (b)	4,700	4,851
Series 2008 B7, 5%, tender 7/1/11 (b)	3,100	3,245
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	984
6% 3/1/38	1,000	973
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,390
5% 2/1/17	1,000	850
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/16 (MBIA Insured)	2,280	1,678
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	578
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,230
(Stanford Univ. Proj.) Series O, 5.125% 1/1/31	5,000	5,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 1, 5% 9/1/17	$ 900	$ 946
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,144
Series 2005, 5.5% 6/1/28	275	276
Series 2007:
5.625% 5/1/20	150	154
5.625% 5/1/26	215	218
5.75% 5/1/30	160	162
4.5% 8/1/30	3,250	2,791
4.5% 10/1/36	3,185	2,602
5% 3/1/15	2,230	2,385
5% 3/1/16 (MBIA Insured)	2,500	2,637
5% 12/1/21	10,000	10,063
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,802
5% 2/1/23	1,095	1,088
5% 2/1/26	1,500	1,460
5% 3/1/26	2,800	2,725
5% 6/1/26	2,600	2,530
5% 6/1/27 (AMBAC Insured)	2,800	2,712
5% 6/1/29	5,005	4,778
5% 2/1/31 (MBIA Insured)	2,800	2,606
5% 6/1/31	2,000	1,860
5% 12/1/31 (MBIA Insured)	2,000	1,873
5% 10/1/32 (MBIA Insured)	1,000	921
5% 8/1/33	3,400	3,113
5.125% 11/1/24	2,800	2,798
5.125% 2/1/26	2,800	2,764
5.25% 2/1/14	4,045	4,327
5.25% 10/1/14	140	140
5.25% 2/1/16	7,500	7,912
5.25% 10/1/17	105	105
5.25% 11/1/18	3,000	3,134
5.25% 2/1/20	6,805	6,985
5.25% 2/1/22	2,020	2,052
5.25% 2/1/27 (MBIA Insured)	5,490	5,477
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,765
5.25% 2/1/29	5,000	4,927
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	1,970
5.25% 4/1/30	35	34
5.25% 2/1/33	8,150	7,849
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 12/1/33	$ 105	$ 101
5.25% 3/1/38	15,525	14,750
5.375% 4/1/15 (MBIA Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	2,005	2,118
5.5% 5/1/13 (MBIA Insured)	100	104
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	7,892
5.5% 4/1/30	25	25
5.5% 11/1/33	30,940	30,812
6% 4/1/18	1,570	1,774
6.75% 8/1/12	1,100	1,235
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	5,000	5,037
Series 2008 H, 5.125% 7/1/22	3,000	2,946
Series 2008 L, 5.125% 7/1/22	3,000	2,939
(Cedars-Sinai Med. Ctr. Proj.) Series 2005:
5% 11/15/14	1,485	1,555
5% 11/15/34 (Berkshire Hathaway Assurance Corp. Insured)	5,000	4,859
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,287
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,000	5,187
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	6,200	6,227
(Sutter Health Proj.) Series 2008 A:
5% 8/15/14	4,205	4,438
5% 8/15/15	4,500	4,701
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	5,942	3,587
Series 1983 B, 0% 8/1/15	75	40
Series 1998 J, 4.85% 8/1/27 (MBIA Insured) (c)	320	315
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	976
(Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (b)	8,500	8,491
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,050
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/32	$ 1,000	$ 920
5% 12/1/42	3,000	2,678
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	1,991
5.25% 2/1/32 (AMBAC Insured)	6,295	6,171
Series 2005, 5% 10/1/33	7,235	7,006
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,104
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (MBIA Insured) (c)	4,335	4,180
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,250	4,791
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (b)(c)	9,000	8,677
Series 2003 A, 5%, tender 5/1/13 (b)(c)	3,000	2,924
Series 2005 A1, 4.7%, tender 4/1/12 (b)(c)	3,250	3,174
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,729
5% 6/1/14	2,000	2,081
5.25% 6/1/24	5,400	5,124
5.25% 6/1/25	5,000	4,702
5.25% 6/1/30	4,000	3,618
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,450	4,505
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,888
Series 2006 G:
5% 11/1/20	1,825	1,796
5% 11/1/21	2,020	1,964
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,657
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,062
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,619
5.5% 6/1/15	1,000	1,056
5.5% 6/1/17	9,980	10,370
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	$ 2,455	$ 2,600
5% 11/1/16 (FGIC Insured)	2,000	2,108
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,142
5.5% 6/1/15 (MBIA Insured)	1,000	1,071
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,400
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,437
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,503
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,696
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	2,743
5.125% 6/1/29	5,000	4,494
5.5% 6/1/19	2,000	2,040
(Kern County at Delano II Proj.) Series 2003 C:
5.5% 6/1/13	2,000	2,151
5.5% 6/1/17 (MBIA Insured)	4,775	4,946
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,140
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,271
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,688
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,529
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (MBIA Insured)	5,165	5,226
5.25% 11/1/23 (MBIA Insured)	3,500	3,637
Series 2006 E:
5% 10/1/23	2,410	2,477
5.25% 10/1/21	2,900	3,057
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	1,310	1,353
California State Univ. Rev. (Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,393
5.5% 11/1/16 (AMBAC Insured)	1,500	1,645
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	$ 7,965	$ 7,715
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,425	2,349
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,104
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,844
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	871
Series 2005 G, 5.25% 7/1/13	1,475	1,402
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	127
5% 8/15/19	50	49
5.75% 8/15/38	3,000	2,636
6.25% 8/15/33	2,500	2,386
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	6,000	5,967
(Kaiser Permanente Health Sys. Proj.):
Series 2004 I, 3.45%, tender 5/1/11 (b)	2,750	2,712
Series 2007 A, 4.75% 4/1/33	2,000	1,565
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	10,000	8,413
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	8,900	8,549
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	5,000	4,623
Series 2005 A, 5% 11/15/43 (MBIA Insured)	4,125	3,428
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (d)	1,430	1,635
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.) Series 1999 A:
6% 7/1/09 (Escrowed to Maturity) (d)	155	158
6% 7/1/09 (Escrowed to Maturity) (d)	505	514
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	1,843
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,329
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (MBIA Insured)	$ 1,500	$ 1,681
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,013
5% 11/1/25 (AMBAC Insured)	3,820	3,849
5% 11/1/33 (AMBAC Insured)	5,000	4,709
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (MBIA Insured)	3,295	2,991
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,246
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (MBIA Insured)	1,545	1,720
5.5% 7/1/15 (MBIA Insured)	2,685	3,011
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) Series 1992, 0% 11/1/14 (Escrowed to Maturity) (d)	3,000	2,591
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,521
5% 8/1/25 (FSA Insured)	1,435	1,451
5% 8/1/26 (FSA Insured)	2,000	2,015
5% 8/1/27 (FSA Insured)	1,785	1,787
5% 8/1/31 (FSA Insured)	5,000	4,811
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	5,600	5,208
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (MBIA Insured)	2,000	1,286
0% 9/1/20 (MBIA Insured)	2,010	1,111
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	2,729
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	606
5% 9/1/12 (AMBAC Insured)	625	645
5% 9/1/13 (AMBAC Insured)	655	669
5% 9/1/14 (AMBAC Insured)	690	698
5% 9/1/15 (AMBAC Insured)	725	731
5% 9/1/18 (AMBAC Insured)	835	806
5% 9/1/20 (AMBAC Insured)	925	849
5% 9/1/22 (AMBAC Insured)	1,020	889
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,105
6% 3/1/20 (FSA Insured)	1,000	1,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	$ 2,780	$ 2,806
5% 4/1/12	4,210	4,235
5% 4/1/13	1,830	1,836
5.25% 4/1/09	1,600	1,604
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2007 A, 5% 6/1/32	3,200	3,200
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H:
5% 7/1/33	2,500	2,405
5% 7/1/35	2,500	2,387
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	7,649
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,296
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,378
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	679
0% 10/1/25 (AMBAC Insured)	1,665	624
Encinitas Union School District Series 1996:
0% 8/1/10 (MBIA Insured)	1,000	970
0% 8/1/21 (MBIA Insured)	1,000	539
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (d)	3,500	2,730
Fairfield-Suisun Swr. District Swr. Rev. Series 1991 A, 0% 5/1/09 (MBIA Insured)	1,125	1,122
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (MBIA Insured)	3,000	3,046
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	1,978
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	737
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (MBIA Insured)	2,430	1,938
0% 8/1/19 (MBIA Insured)	5,365	3,397
0% 8/1/20 (MBIA Insured)	6,425	3,790
Series 1999 B, 0% 8/1/24	5,000	2,187
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (MBIA Insured)	$ 24,070	$ 15,578
Series 1999:
0% 1/15/27 (a)	4,000	3,129
0% 1/15/27 (MBIA Insured) (a)	4,500	3,764
0% 1/15/29 (a)	4,000	3,035
5% 1/15/16 (MBIA Insured)	5,860	5,289
5.75% 1/15/40	8,155	5,595
Series A, 0% 1/1/18 (Escrowed to Maturity) (d)	1,000	736
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	996
Fullerton Univ. Foundation Auxiliary Organization Rev. Series 2000 A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,278
5.75% 7/1/30 (MBIA Insured)	1,000	1,011
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,502
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	1,005
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	13,425	10,315
5% 6/1/45	2,775	2,132
Series 2007 A1:
4.5% 6/1/27	2,855	2,126
5% 6/1/11	1,470	1,452
5% 6/1/12	1,400	1,364
5% 6/1/13	1,000	955
5% 6/1/14	2,000	1,866
5% 6/1/15	1,000	909
5% 6/1/33	3,000	1,854
5.75% 6/1/47	5,000	2,986
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,833
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (AMBAC Insured) (b)	2,500	2,458
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (MBIA Insured)	555	589
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,072
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,235
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	$ 3,790	$ 2,908
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,646
Long Beach Hbr. Rev.:
Series 1998 A:
6% 5/15/10 (FGIC Insured) (c)	1,000	1,037
6% 5/15/12 (FGIC Insured) (c)	3,500	3,746
Series 2000 A, 5.25% 5/15/23 (c)	6,505	6,096
Series 2004 A:
5% 5/15/14 (c)	2,000	2,067
5% 5/15/15 (c)	1,000	1,018
Series 2005 A:
5% 5/15/11 (MBIA Insured) (c)	1,000	1,033
5% 5/15/22 (MBIA Insured) (c)	2,735	2,510
Los Angeles Cmnty. College District Series 2007 A:
5% 8/1/19 (FGIC Insured)	1,680	1,835
5% 8/1/20 (FGIC Insured)	2,415	2,602
5% 8/1/32	10,000	9,864
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,659
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (d)	3,380	3,057
(Disney Parking Proj.):
0% 3/1/10	2,000	1,956
0% 3/1/11	1,950	1,842
0% 3/1/12	2,180	1,971
0% 3/1/13	6,490	5,595
0% 9/1/14 (AMBAC Insured)	3,860	3,148
0% 3/1/18	3,000	1,934
0% 3/1/19	3,200	1,927
0% 3/1/20	1,000	559
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,158
5.375% 9/1/17 (FSA Insured)	1,095	1,199
5.375% 9/1/18 (FSA Insured)	1,155	1,255
5.375% 9/1/19 (FSA Insured)	1,210	1,306
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,732
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (FGIC Insured)	$ 3,000	$ 3,110
Series 2006 A:
5% 5/15/16 (MBIA Insured) (c)	1,000	1,033
5% 5/15/17 (MBIA Insured) (c)	3,990	4,062
5% 5/15/18 (MBIA Insured) (c)	1,410	1,416
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (d)	3,120	3,120
4.75% 8/15/16 (Escrowed to Maturity) (d)	1,395	1,391
4.75% 10/15/20 (Escrowed to Maturity) (d)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2005 A1, 5% 7/1/35	5,000	4,878
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A:
5.125% 7/1/41	15,000	14,663
5.125% 7/1/41 (MBIA Insured)	3,000	2,933
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,458
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (c)	6,265	6,438
7.6% 10/1/18 (Escrowed to Maturity) (d)	11,505	14,235
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,368
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,194
Series 2009 I, 5.25% 7/1/22	2,700	2,820
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (d)	1,990	2,412
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (MBIA Insured)	3,500	2,932
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	558
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,077
0% 8/1/25 (FGIC Insured)	2,800	1,103
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,383
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,511
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,763
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Irrigation District Ctfs. of Prtn.: - continued
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (MBIA Insured) (Escrowed to Maturity) (d)	$ 5,000	$ 5,502
(Rfdg. and Cap. Impts Proj.) Series 1991 A, 0% 10/1/10 (Escrowed to Maturity) (d)	2,270	2,218
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	547
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	594
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,825
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	528
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (FGIC Insured)	1,500	1,289
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,149
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,072
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,379
12% 8/1/17 (FSA Insured)	1,000	1,639
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,314
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	983
5% 9/1/17 (AMBAC Insured)	2,735	2,595
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	1,785	1,684
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.):
Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (d)	3,850	5,137
Series 2008 C, 5% 7/1/12	2,500	2,702
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	6,857
Novato Unified School District Series 2002, 5.25% 8/1/17 (FGIC Insured)	1,000	1,059
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,235
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (d)	1,000	1,124
Series 2003, 5.5% 9/1/17 (FGIC Insured)	3,000	2,900
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oceanside Unified School District Series A:
0% 8/1/31 (Assured Guaranty Corp. Insured)	$ 5,000	$ 1,195
5.25% 8/1/33 (Assured Guaranty Corp. Insured)	5,000	4,952
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	3,100
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,144
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev. Series 1997:
5.75% 12/1/09 (AMBAC Insured) (c)	3,620	3,716
5.75% 12/1/11 (AMBAC Insured) (c)	4,000	4,143
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	3,926
Oxnard Fin. Auth. Solid Waste Rev. Series 2005:
5% 5/1/09 (AMBAC Insured) (c)	1,785	1,793
5% 5/1/10 (AMBAC Insured) (c)	1,820	1,870
5% 5/1/12 (AMBAC Insured) (c)	2,065	2,104
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	2,835
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	5,753
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,141
0% 8/1/21 (FGIC Insured)	1,000	529
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,405	1,406
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (d)	4,035	4,138
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (c)	5,285	5,198
5.75% 11/1/15 (c)	4,030	4,052
Series 2002 L, 5.5% 11/1/20 (FGIC Insured) (c)	3,405	3,198
Series 2002 N:
5% 11/1/12 (MBIA Insured) (c)	2,800	2,984
5% 11/1/15 (MBIA Insured) (c)	5,850	5,675
5% 11/1/17 (MBIA Insured) (c)	3,355	3,112
5% 11/1/18 (MBIA Insured) (c)	2,740	2,509
Series 2007 A:
5% 11/1/14 (MBIA Insured) (c)	10,910	10,742
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2007 A:
5% 11/1/16 (MBIA Insured) (c)	$ 2,885	$ 2,751
5% 11/1/17 (MBIA Insured) (c)	2,185	2,027
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,072
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (b)	1,890	1,825
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	6,705	5,202
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	2,915	2,964
4%, tender 12/1/11 (FSA Insured) (b)	6,500	6,758
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (MBIA Insured)	3,500	2,974
Redwood City Elementary School District Series 1997, 0% 8/1/20 (FGIC Insured)	4,825	2,846
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	10	10
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	17,029
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	1,952
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,829
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	1,901
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,490
Riverside County Trans. Commission Sales Tax Rev. Series 2008 A2, 4%, tender 12/1/09 (b)	2,445	2,485
Rocklin Unified School District Series 2002:
0% 8/1/24 (FGIC Insured)	1,370	577
0% 8/1/25 (FGIC Insured)	2,725	1,065
0% 8/1/26 (FGIC Insured)	1,365	495
Roseville City School District Series 2002 A:
0% 8/1/25 (FGIC Insured)	1,745	704
0% 8/1/27 (FGIC Insured)	1,940	677
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	$ 7,735	$ 5,362
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,583
Series 2003 R, 5% 8/15/33 (MBIA Insured)	6,825	6,342
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	3,400	3,629
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (d)	8,500	10,703
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	9,503
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,038
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,478
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,174
5% 11/15/17 (AMBAC Insured)	2,000	2,141
5% 11/15/18 (AMBAC Insured)	2,000	2,119
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,163
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,821
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (c)	2,200	2,244
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29	5,000	5,026
San Diego Unified School District (Election of 1998 Proj.) Series 2002 D:
5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (d)	4,325	4,758
5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 101) (d)	4,000	4,400
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,629
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	4,815	4,849
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	5,976
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,503
Second Series 32F, 5.25% 5/1/19	2,500	2,730
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (c)	2,325	2,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series 32H:
5% 5/1/12 (CIFG North America Insured) (c)	$ 1,000	$ 1,044
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (MBIA Insured)	6,810	6,448
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,431
Series A:
0% 8/1/09 (FGIC Insured)	5	5
0% 8/1/10 (FGIC Insured)	1,085	1,051
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,080
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured)	3,720	3,578
5% 11/15/21 (MBIA Insured)	3,645	3,415
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (d)	4,000	1,746
Series 1997 A:
0% 1/15/26 (MBIA Insured)	11,000	2,642
5.5% 1/15/28	1,060	746
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,172
0% 1/15/12 (MBIA Insured)	7,000	5,875
0% 1/15/15 (MBIA Insured)	5,000	3,305
0% 1/15/20 (MBIA Insured)	3,765	1,617
0% 1/15/31 (MBIA Insured)	5,000	745
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,040
Series 2007 A:
5% 3/1/24 (AMBAC Insured) (c)	9,690	8,335
5% 3/1/37 (AMBAC Insured) (c)	10,000	7,566
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,999
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,780
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,009
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (d)	1,990	1,630
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	$ 3,000	$ 2,039
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	960
0% 9/1/25	1,490	608
0% 9/1/26	1,500	570
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	2,827
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,652
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	7,439
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,075
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,290
0% 9/1/22 (AMBAC Insured)	2,900	1,419
0% 9/1/25 (AMBAC Insured)	6,800	2,602
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (MBIA Insured)	5,015	4,830
Shasta Union High School District:
Series 2002, 0% 8/1/26 (FGIC Insured)	1,000	372
Series 2003, 0% 5/1/28 (MBIA Insured)	3,340	977
Sierra View Local Health Care District Rev.:
Series 1998, 5.4% 7/1/22	4,315	3,821
Series 2007, 5.25% 7/1/37	2,500	1,881
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,501
6.75% 7/1/11	6,500	7,181
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27	2,495	887
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,483
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	16,917
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	1,320	1,246
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	2,839
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	$ 2,350	$ 2,109
6% 6/1/22	1,100	1,106
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,204
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,227
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,495
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	683
0% 9/1/21 (FGIC Insured)	2,995	1,656
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	982
Series 2007 D, 5% 5/15/25	4,250	4,324
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	784
5.5% 5/15/24 (AMBAC Insured)	370	349
4.55% 12/1/09 (Escrowed to Maturity) (d)(e)	13,290	13,691
Series C, 4.75% 5/15/37 (MBIA Insured)	3,255	2,929
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	6,970	6,964
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,751
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (d)	1,000	1,155
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (d)	1,380	1,593
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,000	5,081
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,951
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (MBIA Insured)	2,120	2,074
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	141
5.375% 8/1/16 (FSA Insured)	100	108
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	814
0% 8/1/31 (FGIC Insured)	2,715	714
0% 8/1/32 (FGIC Insured)	1,315	321
5.25% 8/1/16 (FGIC Insured)	1,000	1,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev. Series A:
5% 7/1/23	$ 1,460	$ 1,272
5% 7/1/25	1,665	1,411
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,545
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (b)	4,300	4,371
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,101
		1,451,971
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	805	794
5.375% 10/1/14	1,000	984
5.875% 10/1/18	1,565	1,567
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5% 7/1/09	1,100	1,101
		4,446
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 4.555% 7/1/21 (FGIC Insured) (b)	4,600	3,334
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	7,000	6,500
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,500	990
		10,824
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	550	547
5.25% 10/1/15	1,255	1,201
		1,748
TOTAL MUNICIPAL BONDS (Cost $1,522,985)		1,468,989
Municipal Notes - 0.9%
	Principal Amount (000s)	Value (000s)
California - 0.9%
California Gen. Oblig.:
6% 3/20/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	3,500	$ 3,500
9.5% 3/6/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	3,500	3,500
9.75% 3/6/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	7,400	7,400
TOTAL MUNICIPAL NOTES (Cost $14,400)		14,400
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,537,385)		1,483,389
NET OTHER ASSETS - 1.3%		19,041
NET ASSETS - 100%		$ 1,502,430
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,691,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 13,290
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,483,389	$ -	$ 1,483,389	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (Unaudited)
General Obligations	41.4%
Transportation	12.8%
Health Care	9.1%
Electric Utilities	6.5%
Water & Sewer	6.1%
Escrowed/Pre-Refunded	6.0%
Special Tax	5.8%
Others* (individually less than 5%)	12.3%
100.0%
* Includes net other assets
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $22,249,000 all of which will expire on February 28, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,537,385)		$ 1,483,389
Cash		9,413
Receivable for investments sold		151
Receivable for fund shares sold		1,819
Interest receivable		16,750
Prepaid expenses		13
Other receivables		3
Total assets		1,511,538

Liabilities
Payable for investments purchased	$ 6,140
Payable for fund shares redeemed	599
Distributions payable	1,509
Accrued management fee	464
Distribution fees payable	21
Other affiliated payables	329
Other payables and accrued expenses	46
Total liabilities		9,108

Net Assets		$ 1,502,430
Net Assets consist of:
Paid in capital		$ 1,583,219
Undistributed net investment income		1,219
Accumulated undistributed net realized gain (loss) on investments		(28,012)
Net unrealized appreciation (depreciation) on investments		(53,996)
Net Assets		$ 1,502,430

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,850 ÷ 2,970 shares)	$ 11.40

Maximum offering price per share (100/96.00 of $11.40)	$ 11.87
Class T: Net Asset Value and redemption price per share ($6,944 ÷ 608 shares)	$ 11.42

Maximum offering price per share (100/96.00 of $11.42)	$ 11.90
Class B: Net Asset Value and offering price per share ($4,065 ÷ 357 shares)A	$ 11.39

Class C: Net Asset Value and offering price per share ($12,244 ÷ 1,076 shares)A	$ 11.38

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,426,557 ÷ 125,314 shares)	$ 11.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,770 ÷ 1,646 shares)	$ 11.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2009

Investment Income
Interest		$ 75,562

Expenses
Management fee	$ 5,877
Transfer agent fees	1,108
Distribution fees	228
Accounting fees and expenses	301
Custodian fees and expenses	24
Independent trustees' compensation	6
Registration fees	82
Audit	53
Legal	7
Miscellaneous	17
Total expenses before reductions	7,703
Expense reductions	(157)	7,546
Net investment income		68,016
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(25,641)
Futures contracts	286
Total net realized gain (loss)		(25,355)
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,649)
Futures contracts	(268)
Total change in net unrealized appreciation (depreciation)		(12,917)
Net gain (loss)		(38,272)
Net increase (decrease) in net assets resulting from operations		$ 29,744

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2009	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 68,016	$ 65,641
Net realized gain (loss)	(25,355)	5,976
Change in net unrealized appreciation (depreciation)	(12,917)	(105,132)
Net increase (decrease) in net assets resulting from operations	29,744	(33,515)
Distributions to shareholders from net investment income	(67,824)	(65,536)
Distributions to shareholders from net realized gain	(568)	(9,277)
Total distributions	(68,392)	(74,813)
Share transactions - net increase (decrease)	(51,318)	48,978
Redemption fees	56	24
Total increase (decrease) in net assets	(89,910)	(59,326)

Net Assets
Beginning of period	1,592,340	1,651,666
End of period (including undistributed net investment income of $1,219 and undistributed net investment income of $1,326, respectively)	$ 1,502,430	$ 1,592,340

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,

2009

2008 E

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 12.41	$ 12.46	$ 12.56	$ 12.84
Income from Investment Operations
Net investment income C	.459	.457	.478	.490	.505
Net realized and unrealized gain (loss)	(.224)	(.711)	.050	(.025)	(.149)
Total from investment operations	.235	(.254)	.528	.465	.356
Distributions from net investment income	(.461)	(.457)	(.483)	(.490)	(.501)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.465)	(.526)	(.578)	(.565)	(.636)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.40	$ 11.63	$ 12.41	$ 12.46	$ 12.56
Total Return A, B	2.04%	(2.15)%	4.36%	3.78%	2.92%
Ratios to Average Net Assets D
Expenses before reductions	.75%	.73%	.64%	.65%	.66%
Expenses net of fee waivers, if any	.75%	.73%	.64%	.65%	.66%
Expenses net of all reductions	.74%	.70%	.62%	.62%	.65%
Net investment income	3.98%	3.76%	3.88%	3.93%	4.04%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 20	$ 13	$ 11	$ 7
Portfolio turnover rate	26%	27%	23%	19%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,

2009

2008 E

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 12.43	$ 12.48	$ 12.58	$ 12.86
Income from Investment Operations
Net investment income C	.464	.458	.466	.477	.492
Net realized and unrealized gain (loss)	(.227)	(.712)	.048	(.027)	(.150)
Total from investment operations	.237	(.254)	.514	.450	.342
Distributions from net investment income	(.463)	(.457)	(.469)	(.475)	(.487)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.467)	(.526)	(.564)	(.550)	(.622)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.42	$ 11.65	$ 12.43	$ 12.48	$ 12.58
Total Return A, B	2.05%	(2.15)%	4.24%	3.66%	2.80%
Ratios to Average Net Assets D
Expenses before reductions	.73%	.74%	.75%	.77%	.77%
Expenses net of fee waivers, if any	.73%	.74%	.75%	.77%	.77%
Expenses net of all reductions	.72%	.70%	.72%	.73%	.76%
Net investment income	4.00%	3.75%	3.77%	3.81%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 5	$ 5	$ 4	$ 3
Portfolio turnover rate	26%	27%	23%	19%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,

2009

2008 E

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 12.40	$ 12.45	$ 12.55	$ 12.84
Income from Investment Operations
Net investment income C	.387	.376	.383	.394	.409
Net realized and unrealized gain (loss)	(.228)	(.712)	.049	(.026)	(.159)
Total from investment operations	.159	(.336)	.432	.368	.250
Distributions from net investment income	(.385)	(.375)	(.387)	(.393)	(.405)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.389)	(.444)	(.482)	(.468)	(.540)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.39	$ 11.62	$ 12.40	$ 12.45	$ 12.55
Total Return A, B	1.38%	(2.81)%	3.57%	2.99%	2.06%
Ratios to Average Net Assets D
Expenses before reductions	1.41%	1.41%	1.41%	1.42%	1.42%
Expenses net of fee waivers, if any	1.41%	1.41%	1.41%	1.42%	1.42%
Expenses net of all reductions	1.40%	1.37%	1.39%	1.39%	1.41%
Net investment income	3.33%	3.08%	3.11%	3.15%	3.28%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 5	$ 5	$ 5	$ 5
Portfolio turnover rate	26%	27%	23%	19%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,

2009

2008 E

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 12.40	$ 12.44	$ 12.55	$ 12.83
Income from Investment Operations
Net investment income C	.374	.364	.371	.382	.397
Net realized and unrealized gain (loss)	(.225)	(.721)	.061	(.035)	(.149)
Total from investment operations	.149	(.357)	.432	.347	.248
Distributions from net investment income	(.375)	(.364)	(.377)	(.382)	(.393)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.379)	(.433)	(.472)	(.457)	(.528)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.38	$ 11.61	$ 12.40	$ 12.44	$ 12.55
Total Return A, B	1.29%	(2.98)%	3.56%	2.81%	2.04%
Ratios to Average Net Assets D
Expenses before reductions	1.49%	1.50%	1.50%	1.52%	1.52%
Expenses net of fee waivers, if any	1.49%	1.50%	1.50%	1.52%	1.52%
Expenses net of all reductions	1.48%	1.47%	1.48%	1.49%	1.51%
Net investment income	3.24%	2.99%	3.02%	3.06%	3.18%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 8	$ 10	$ 10	$ 11
Portfolio turnover rate	26%	27%	23%	19%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California Municipal Income

Years ended February 28,

2009

2008 D

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 12.40	$ 12.45	$ 12.55	$ 12.83
Income from Investment Operations
Net investment income B	.495	.491	.499	.512	.527
Net realized and unrealized gain (loss)	(.227)	(.722)	.050	(.025)	(.149)
Total from investment operations	.268	(.231)	.549	.487	.378
Distributions from net investment income	(.494)	(.490)	(.504)	(.512)	(.523)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.498)	(.559)	(.599)	(.587)	(.658)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 11.38	$ 11.61	$ 12.40	$ 12.45	$ 12.55
Total Return A	2.33%	(1.97)%	4.55%	3.97%	3.11%
Ratios to Average Net Assets C
Expenses before reductions	.47%	.46%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.47%	.46%	.47%	.48%	.48%
Expenses net of all reductions	.46%	.43%	.44%	.45%	.47%
Net investment income	4.27%	4.03%	4.05%	4.10%	4.22%
Supplemental Data
Net assets, end of period (in millions)	$ 1,427	$ 1,543	$ 1,611	$ 1,601	$ 1,506
Portfolio turnover rate	26%	27%	23%	19%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,

2009

2008 D

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 12.42	$ 12.47	$ 12.57	$ 12.85
Income from Investment Operations
Net investment income B	.491	.486	.493	.509	.529
Net realized and unrealized gain (loss)	(.226)	(.722)	.049	(.025)	(.151)
Total from investment operations	.265	(.236)	.542	.484	.378
Distributions from net investment income	(.491)	(.485)	(.497)	(.509)	(.523)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.495)	(.554)	(.592)	(.584)	(.658)
Redemption fees added to paid in capital B,E	-	-	-	-	-
Net asset value, end of period	$ 11.40	$ 11.63	$ 12.42	$ 12.47	$ 12.57
Total Return A	2.30%	(2.00)%	4.48%	3.94%	3.10%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.50%	.53%	.50%	.47%
Expenses net of fee waivers, if any	.49%	.50%	.53%	.50%	.47%
Expenses net of all reductions	.48%	.47%	.50%	.46%	.47%
Net investment income	4.24%	3.99%	3.99%	4.08%	4.23%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 11	$ 8	$ 2	$ 1
Portfolio turnover rate	26%	27%	23%	19%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 29,547
Unrealized depreciation	(84,560)
Net unrealized appreciation (depreciation)	(55,013)
Capital loss carry forward	(22,249)

Cost for federal income tax purposes	$ 1,538,402

The tax character of distributions paid was as follows:

	February 28, 2009	February 29, 2008
Tax-exempt Income	$ 67,824	$ 65,536
Ordinary Income	-	806
Long-term Capital Gains	568	8,471
Total	$ 68,392	$ 74,813

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50 % of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Futures Contracts - continued

payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $411,368 and $474,921, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 69	$ 13
Class T	0%	.25%	16	-
Class B	.65%	.25%	41	30
Class C	.75%	.25%	102	32
			$ 228	$ 75

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	2
Class B*	17
Class C*	5
$ 38

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 28.10
Class T	6.09
Class B	5.11
Class C	10.09
California Municipal Income	1,043.07
Institutional Class	16.09
	$ 1,108

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $22 and $128, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
California Municipal Income	$ 7

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2009	2008 *
From net investment income
Class A	$ 1,098	$ 552
Class T	262	183
Class B	151	158
Class C	329	275
California Municipal Income	65,274	64,032
Institutional Class	710	336
Total	$ 67,824	$ 65,536
From net realized gain
Class A	$ 7	$ 81
Class T	2	28
Class B	2	30
Class C	3	53
California Municipal Income	549	9,038
Institutional Class	5	47
Total	$ 568	$ 9,277

* February 29, 2008

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2009	2008*	2009	2008*
Class A
Shares sold	1,926	1,031	$ 22,454	$ 12,553
Reinvestment of distributions	66	32	754	389
Shares redeemed	(721)	(410)	(8,239)	(5,007)
Net increase (decrease)	1,271	653	$ 14,969	$ 7,935
Class T
Shares sold	311	88	$ 3,658	$ 1,089
Reinvestment of distributions	18	14	204	167
Shares redeemed	(163)	(58)	(1,834)	(712)
Net increase (decrease)	166	44	$ 2,028	$ 544
Class B
Shares sold	85	50	$ 976	$ 610
Reinvestment of distributions	5	6	63	72
Shares redeemed	(151)	(62)	(1,751)	(759)
Net increase (decrease)	(61)	(6)	$ (712)	$ (77)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

	Shares		Dollars
Years ended February 28,	2009	2008*	2009	2008*
Class C
Shares sold	635	204	$ 7,343	$ 2,490
Reinvestment of distributions	16	15	186	183
Shares redeemed	(283)	(305)	(3,221)	(3,710)
Net increase (decrease)	368	(86)	$ 4,308	$ (1,037)
California Municipal Income
Shares sold	35,274	28,642	$ 409,272	$ 349,083
Reinvestment of distributions	3,952	4,111	45,637	49,922
Shares redeemed	(46,816)	(29,771)	(535,103)	(361,103)
Net increase (decrease)	(7,590)	2,982	$ (80,194)	$ 37,902
Institutional Class
Shares sold	1,386	552	$ 16,182	$ 6,705
Reinvestment of distributions	37	11	422	132
Shares redeemed	(717)	(258)	(8,322)	(3,126)
Net increase (decrease)	706	305	$ 8,282	$ 3,711

* February 29, 2008

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 17, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 381 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Annual Report

Trustees and Officers - continued

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation

Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-
present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004- 2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 9.13% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCM-UANN-0409
1.790905.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

California Municipal Income

Fund - Institutional Class

Annual Report

February 28, 2009
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	2.30%	2.34%	4.07%

A The initial offering of Institutional Class shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund which has no 12b-1 fee.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Institutional Class on February 28, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period. The initial offering of Institutional Class took place on August 1, 2002. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted strong returns during the 12 months ending February 28, 2009, fueled mainly by an impressive late-2008 to early-2009 rally. Throughout much of the period, munis were under pressure due to a long list of investor concerns, including a global "flight to quality" that favored U.S. Treasury bonds at the expense of virtually every other asset class; heavy selling by leveraged investors such as hedge funds; the credit downgrade of muni bond insurers; an influx of tax-free bond supply as issuers scrambled to refinance their debt; and the loss of independent muni dealers, which were the casualties of the breakdown in the world credit markets. But munis rebounded strongly in December and January, as investors gravitated toward their attractive valuations. As a key measure of that attractiveness, the yields on many munis remained above those of fully taxable, comparable-maturity Treasury securities. Another factor that helped fuel the rally was that muni bond coupon payments - many of which were distributed to investors in January - were reinvested into the muni market. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - rose 5.18%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 2.06%.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity Advisor California Municipal Income Fund: For the year ending February 28, 2009, the fund's Class A, Class T, Class B and Class C shares returned 2.04%, 2.05%, 1.38% and 1.29%, respectively (excluding sales charges). Meanwhile, the Barclays Capital California Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 3.93%. The fund lagged its benchmark mainly due to credit-quality allocation. In particular, the fund was overweighted in lower-quality securities, which lagged higher-quality bonds, in which the fund was underweighted. Lower-quality securities lagged because of concerns about the economy and frozen credit markets. In addition, the fund was somewhat underweighted in prerefunded and escrowed bonds, which are backed by U.S. government-guaranteed securities and, as a result, were in high demand during the period. Sector selection was mixed. An overweighting in poor-performing health care bonds detracted from the fund's relative performance. In contrast, an underweighted position in tobacco bonds aided the fund's relative performance because the sector trailed the California muni market overall.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity Advisor California Municipal Income Fund: For the year ending February 28, 2009, the fund's Institutional Class shares returned 2.30%, and the Barclays Capital California Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 3.93%. The fund lagged its benchmark mainly due to credit-quality allocation. In particular, the fund was overweighted in lower-quality securities, which lagged higher-quality bonds, in which the fund was underweighted. Lower-quality securities lagged because of concerns about the economy and frozen credit markets. In addition, the fund was somewhat underweighted in prerefunded and escrowed bonds, which are backed by U.S. government-guaranteed securities and, as a result, were in high demand during the period. Sector selection was mixed. An overweighting in poor-performing health care bonds detracted from the fund's relative performance. In contrast, an underweighted position in tobacco bonds aided the fund's relative performance because the sector trailed the California muni market overall.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Class A	.76%
Actual		$ 1,000.00	$ 974.68	$ 3.72
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class T	.74%
Actual		$ 1,000.00	$ 974.81	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Class B	1.42%
Actual		$ 1,000.00	$ 971.50	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.10
Class C	1.51%
Actual		$ 1,000.00	$ 971.01	$ 7.38
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
California Municipal Income	.47%
Actual		$ 1,000.00	$ 976.03	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36
Institutional Class	.50%
Actual		$ 1,000.00	$ 975.93	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.4	39.6
Transportation	12.8	12.2
Health Care	9.1	8.4
Electric Utilities	6.5	5.2
Water & Sewer	6.1	8.7
Weighted Average Maturity as of February 28, 2009
		6 months ago
Years	11.8	8.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	7.9	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
AAA 3.9%	AAA 16.0%
AA,A 75.1%	AA,A 76.0%
BBB 16.4%	BBB 4.9%
BB and Below 0.1%	BB and Below 0.3%
Not Rated 2.3%	Not Rated 2.2%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments February 28, 2009

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount (000s)	Value (000s)
California - 96.7%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 319
4.625% 8/1/17	405	333
5% 8/1/18	530	439
5% 8/1/19	555	450
5% 8/1/20	585	466
5% 8/1/23	1,940	1,449
ABC Unified School District Series 1997 C:
0% 8/1/31 (FGIC Insured)	2,720	663
0% 8/1/32 (FGIC Insured)	3,760	849
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,698
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,715
5% 12/1/20 (AMBAC Insured)	2,810	2,807
Series 1989, 0% 6/15/17 (MBIA Insured)	2,310	1,579
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,821
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,621
5.5% 4/1/26 (FSA Insured)	1,000	1,006
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,163
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	728
0% 9/1/22 (FSA Insured)	5,150	2,359
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	8,547
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,088
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,209
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,317
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	5,000	5,137
5% 8/1/17 (FGIC Insured)	5,030	5,272
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2008 F1, 5% 4/1/39	5,925	5,659
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (c)	$ 1,840	$ 1,926
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,114
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,297
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,399
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,200
Series 1997 C, 0% 8/1/20	5,865	3,403
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,154
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	2,081
0% 8/1/12 (AMBAC Insured)	2,800	2,531
0% 8/1/17 (AMBAC Insured)	1,000	703
0% 8/1/18 (AMBAC Insured)	2,000	1,321
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	861
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5% 5/1/17	1,000	1,053
5.5% 5/1/14 (AMBAC Insured)	7,935	8,605
5.5% 5/1/15	8,400	9,065
6% 5/1/13	2,320	2,574
6% 5/1/14 (MBIA Insured)	2,000	2,199
California Econ. Recovery:
Series 2008 B, 4%, tender 3/1/10 (b)	4,000	4,098
Series 2008 B4, 5%, tender 7/1/10 (b)	4,700	4,851
Series 2008 B7, 5%, tender 7/1/11 (b)	3,100	3,245
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	984
6% 3/1/38	1,000	973
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,390
5% 2/1/17	1,000	850
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/16 (MBIA Insured)	2,280	1,678
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	578
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,230
(Stanford Univ. Proj.) Series O, 5.125% 1/1/31	5,000	5,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 1, 5% 9/1/17	$ 900	$ 946
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,144
Series 2005, 5.5% 6/1/28	275	276
Series 2007:
5.625% 5/1/20	150	154
5.625% 5/1/26	215	218
5.75% 5/1/30	160	162
4.5% 8/1/30	3,250	2,791
4.5% 10/1/36	3,185	2,602
5% 3/1/15	2,230	2,385
5% 3/1/16 (MBIA Insured)	2,500	2,637
5% 12/1/21	10,000	10,063
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,802
5% 2/1/23	1,095	1,088
5% 2/1/26	1,500	1,460
5% 3/1/26	2,800	2,725
5% 6/1/26	2,600	2,530
5% 6/1/27 (AMBAC Insured)	2,800	2,712
5% 6/1/29	5,005	4,778
5% 2/1/31 (MBIA Insured)	2,800	2,606
5% 6/1/31	2,000	1,860
5% 12/1/31 (MBIA Insured)	2,000	1,873
5% 10/1/32 (MBIA Insured)	1,000	921
5% 8/1/33	3,400	3,113
5.125% 11/1/24	2,800	2,798
5.125% 2/1/26	2,800	2,764
5.25% 2/1/14	4,045	4,327
5.25% 10/1/14	140	140
5.25% 2/1/16	7,500	7,912
5.25% 10/1/17	105	105
5.25% 11/1/18	3,000	3,134
5.25% 2/1/20	6,805	6,985
5.25% 2/1/22	2,020	2,052
5.25% 2/1/27 (MBIA Insured)	5,490	5,477
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,765
5.25% 2/1/29	5,000	4,927
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	1,970
5.25% 4/1/30	35	34
5.25% 2/1/33	8,150	7,849
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 12/1/33	$ 105	$ 101
5.25% 3/1/38	15,525	14,750
5.375% 4/1/15 (MBIA Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	2,005	2,118
5.5% 5/1/13 (MBIA Insured)	100	104
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	7,892
5.5% 4/1/30	25	25
5.5% 11/1/33	30,940	30,812
6% 4/1/18	1,570	1,774
6.75% 8/1/12	1,100	1,235
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	5,000	5,037
Series 2008 H, 5.125% 7/1/22	3,000	2,946
Series 2008 L, 5.125% 7/1/22	3,000	2,939
(Cedars-Sinai Med. Ctr. Proj.) Series 2005:
5% 11/15/14	1,485	1,555
5% 11/15/34 (Berkshire Hathaway Assurance Corp. Insured)	5,000	4,859
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,287
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,000	5,187
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	6,200	6,227
(Sutter Health Proj.) Series 2008 A:
5% 8/15/14	4,205	4,438
5% 8/15/15	4,500	4,701
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	5,942	3,587
Series 1983 B, 0% 8/1/15	75	40
Series 1998 J, 4.85% 8/1/27 (MBIA Insured) (c)	320	315
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	976
(Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (b)	8,500	8,491
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,050
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/32	$ 1,000	$ 920
5% 12/1/42	3,000	2,678
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	1,991
5.25% 2/1/32 (AMBAC Insured)	6,295	6,171
Series 2005, 5% 10/1/33	7,235	7,006
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,104
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (MBIA Insured) (c)	4,335	4,180
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,250	4,791
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (b)(c)	9,000	8,677
Series 2003 A, 5%, tender 5/1/13 (b)(c)	3,000	2,924
Series 2005 A1, 4.7%, tender 4/1/12 (b)(c)	3,250	3,174
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,729
5% 6/1/14	2,000	2,081
5.25% 6/1/24	5,400	5,124
5.25% 6/1/25	5,000	4,702
5.25% 6/1/30	4,000	3,618
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,450	4,505
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,888
Series 2006 G:
5% 11/1/20	1,825	1,796
5% 11/1/21	2,020	1,964
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,657
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,062
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,619
5.5% 6/1/15	1,000	1,056
5.5% 6/1/17	9,980	10,370
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	$ 2,455	$ 2,600
5% 11/1/16 (FGIC Insured)	2,000	2,108
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,142
5.5% 6/1/15 (MBIA Insured)	1,000	1,071
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,400
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,437
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,503
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,696
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	2,743
5.125% 6/1/29	5,000	4,494
5.5% 6/1/19	2,000	2,040
(Kern County at Delano II Proj.) Series 2003 C:
5.5% 6/1/13	2,000	2,151
5.5% 6/1/17 (MBIA Insured)	4,775	4,946
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,140
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,271
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,688
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,529
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (MBIA Insured)	5,165	5,226
5.25% 11/1/23 (MBIA Insured)	3,500	3,637
Series 2006 E:
5% 10/1/23	2,410	2,477
5.25% 10/1/21	2,900	3,057
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	1,310	1,353
California State Univ. Rev. (Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,393
5.5% 11/1/16 (AMBAC Insured)	1,500	1,645
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	$ 7,965	$ 7,715
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,425	2,349
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,104
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,844
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	871
Series 2005 G, 5.25% 7/1/13	1,475	1,402
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	127
5% 8/15/19	50	49
5.75% 8/15/38	3,000	2,636
6.25% 8/15/33	2,500	2,386
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	6,000	5,967
(Kaiser Permanente Health Sys. Proj.):
Series 2004 I, 3.45%, tender 5/1/11 (b)	2,750	2,712
Series 2007 A, 4.75% 4/1/33	2,000	1,565
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	10,000	8,413
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	8,900	8,549
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	5,000	4,623
Series 2005 A, 5% 11/15/43 (MBIA Insured)	4,125	3,428
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (d)	1,430	1,635
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.) Series 1999 A:
6% 7/1/09 (Escrowed to Maturity) (d)	155	158
6% 7/1/09 (Escrowed to Maturity) (d)	505	514
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	1,843
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,329
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (MBIA Insured)	$ 1,500	$ 1,681
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,013
5% 11/1/25 (AMBAC Insured)	3,820	3,849
5% 11/1/33 (AMBAC Insured)	5,000	4,709
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (MBIA Insured)	3,295	2,991
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,246
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (MBIA Insured)	1,545	1,720
5.5% 7/1/15 (MBIA Insured)	2,685	3,011
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) Series 1992, 0% 11/1/14 (Escrowed to Maturity) (d)	3,000	2,591
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,521
5% 8/1/25 (FSA Insured)	1,435	1,451
5% 8/1/26 (FSA Insured)	2,000	2,015
5% 8/1/27 (FSA Insured)	1,785	1,787
5% 8/1/31 (FSA Insured)	5,000	4,811
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	5,600	5,208
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (MBIA Insured)	2,000	1,286
0% 9/1/20 (MBIA Insured)	2,010	1,111
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	2,729
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	606
5% 9/1/12 (AMBAC Insured)	625	645
5% 9/1/13 (AMBAC Insured)	655	669
5% 9/1/14 (AMBAC Insured)	690	698
5% 9/1/15 (AMBAC Insured)	725	731
5% 9/1/18 (AMBAC Insured)	835	806
5% 9/1/20 (AMBAC Insured)	925	849
5% 9/1/22 (AMBAC Insured)	1,020	889
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,105
6% 3/1/20 (FSA Insured)	1,000	1,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	$ 2,780	$ 2,806
5% 4/1/12	4,210	4,235
5% 4/1/13	1,830	1,836
5.25% 4/1/09	1,600	1,604
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2007 A, 5% 6/1/32	3,200	3,200
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H:
5% 7/1/33	2,500	2,405
5% 7/1/35	2,500	2,387
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	7,649
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,296
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,378
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	679
0% 10/1/25 (AMBAC Insured)	1,665	624
Encinitas Union School District Series 1996:
0% 8/1/10 (MBIA Insured)	1,000	970
0% 8/1/21 (MBIA Insured)	1,000	539
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (d)	3,500	2,730
Fairfield-Suisun Swr. District Swr. Rev. Series 1991 A, 0% 5/1/09 (MBIA Insured)	1,125	1,122
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (MBIA Insured)	3,000	3,046
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	1,978
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	737
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (MBIA Insured)	2,430	1,938
0% 8/1/19 (MBIA Insured)	5,365	3,397
0% 8/1/20 (MBIA Insured)	6,425	3,790
Series 1999 B, 0% 8/1/24	5,000	2,187
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (MBIA Insured)	$ 24,070	$ 15,578
Series 1999:
0% 1/15/27 (a)	4,000	3,129
0% 1/15/27 (MBIA Insured) (a)	4,500	3,764
0% 1/15/29 (a)	4,000	3,035
5% 1/15/16 (MBIA Insured)	5,860	5,289
5.75% 1/15/40	8,155	5,595
Series A, 0% 1/1/18 (Escrowed to Maturity) (d)	1,000	736
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	996
Fullerton Univ. Foundation Auxiliary Organization Rev. Series 2000 A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,278
5.75% 7/1/30 (MBIA Insured)	1,000	1,011
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,502
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	1,005
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	13,425	10,315
5% 6/1/45	2,775	2,132
Series 2007 A1:
4.5% 6/1/27	2,855	2,126
5% 6/1/11	1,470	1,452
5% 6/1/12	1,400	1,364
5% 6/1/13	1,000	955
5% 6/1/14	2,000	1,866
5% 6/1/15	1,000	909
5% 6/1/33	3,000	1,854
5.75% 6/1/47	5,000	2,986
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,833
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (AMBAC Insured) (b)	2,500	2,458
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (MBIA Insured)	555	589
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,072
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,235
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	$ 3,790	$ 2,908
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,646
Long Beach Hbr. Rev.:
Series 1998 A:
6% 5/15/10 (FGIC Insured) (c)	1,000	1,037
6% 5/15/12 (FGIC Insured) (c)	3,500	3,746
Series 2000 A, 5.25% 5/15/23 (c)	6,505	6,096
Series 2004 A:
5% 5/15/14 (c)	2,000	2,067
5% 5/15/15 (c)	1,000	1,018
Series 2005 A:
5% 5/15/11 (MBIA Insured) (c)	1,000	1,033
5% 5/15/22 (MBIA Insured) (c)	2,735	2,510
Los Angeles Cmnty. College District Series 2007 A:
5% 8/1/19 (FGIC Insured)	1,680	1,835
5% 8/1/20 (FGIC Insured)	2,415	2,602
5% 8/1/32	10,000	9,864
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,659
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (d)	3,380	3,057
(Disney Parking Proj.):
0% 3/1/10	2,000	1,956
0% 3/1/11	1,950	1,842
0% 3/1/12	2,180	1,971
0% 3/1/13	6,490	5,595
0% 9/1/14 (AMBAC Insured)	3,860	3,148
0% 3/1/18	3,000	1,934
0% 3/1/19	3,200	1,927
0% 3/1/20	1,000	559
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,158
5.375% 9/1/17 (FSA Insured)	1,095	1,199
5.375% 9/1/18 (FSA Insured)	1,155	1,255
5.375% 9/1/19 (FSA Insured)	1,210	1,306
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,732
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (FGIC Insured)	$ 3,000	$ 3,110
Series 2006 A:
5% 5/15/16 (MBIA Insured) (c)	1,000	1,033
5% 5/15/17 (MBIA Insured) (c)	3,990	4,062
5% 5/15/18 (MBIA Insured) (c)	1,410	1,416
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (d)	3,120	3,120
4.75% 8/15/16 (Escrowed to Maturity) (d)	1,395	1,391
4.75% 10/15/20 (Escrowed to Maturity) (d)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2005 A1, 5% 7/1/35	5,000	4,878
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A:
5.125% 7/1/41	15,000	14,663
5.125% 7/1/41 (MBIA Insured)	3,000	2,933
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,458
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (c)	6,265	6,438
7.6% 10/1/18 (Escrowed to Maturity) (d)	11,505	14,235
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,368
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,194
Series 2009 I, 5.25% 7/1/22	2,700	2,820
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (d)	1,990	2,412
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (MBIA Insured)	3,500	2,932
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	558
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,077
0% 8/1/25 (FGIC Insured)	2,800	1,103
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,383
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,511
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,763
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Irrigation District Ctfs. of Prtn.: - continued
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (MBIA Insured) (Escrowed to Maturity) (d)	$ 5,000	$ 5,502
(Rfdg. and Cap. Impts Proj.) Series 1991 A, 0% 10/1/10 (Escrowed to Maturity) (d)	2,270	2,218
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	547
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	594
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,825
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	528
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (FGIC Insured)	1,500	1,289
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,149
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,072
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,379
12% 8/1/17 (FSA Insured)	1,000	1,639
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,314
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	983
5% 9/1/17 (AMBAC Insured)	2,735	2,595
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	1,785	1,684
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.):
Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (d)	3,850	5,137
Series 2008 C, 5% 7/1/12	2,500	2,702
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	6,857
Novato Unified School District Series 2002, 5.25% 8/1/17 (FGIC Insured)	1,000	1,059
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,235
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (d)	1,000	1,124
Series 2003, 5.5% 9/1/17 (FGIC Insured)	3,000	2,900
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oceanside Unified School District Series A:
0% 8/1/31 (Assured Guaranty Corp. Insured)	$ 5,000	$ 1,195
5.25% 8/1/33 (Assured Guaranty Corp. Insured)	5,000	4,952
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	3,100
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,144
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev. Series 1997:
5.75% 12/1/09 (AMBAC Insured) (c)	3,620	3,716
5.75% 12/1/11 (AMBAC Insured) (c)	4,000	4,143
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	3,926
Oxnard Fin. Auth. Solid Waste Rev. Series 2005:
5% 5/1/09 (AMBAC Insured) (c)	1,785	1,793
5% 5/1/10 (AMBAC Insured) (c)	1,820	1,870
5% 5/1/12 (AMBAC Insured) (c)	2,065	2,104
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	2,835
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	5,753
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,141
0% 8/1/21 (FGIC Insured)	1,000	529
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,405	1,406
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (d)	4,035	4,138
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (c)	5,285	5,198
5.75% 11/1/15 (c)	4,030	4,052
Series 2002 L, 5.5% 11/1/20 (FGIC Insured) (c)	3,405	3,198
Series 2002 N:
5% 11/1/12 (MBIA Insured) (c)	2,800	2,984
5% 11/1/15 (MBIA Insured) (c)	5,850	5,675
5% 11/1/17 (MBIA Insured) (c)	3,355	3,112
5% 11/1/18 (MBIA Insured) (c)	2,740	2,509
Series 2007 A:
5% 11/1/14 (MBIA Insured) (c)	10,910	10,742
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2007 A:
5% 11/1/16 (MBIA Insured) (c)	$ 2,885	$ 2,751
5% 11/1/17 (MBIA Insured) (c)	2,185	2,027
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,072
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (b)	1,890	1,825
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	6,705	5,202
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	2,915	2,964
4%, tender 12/1/11 (FSA Insured) (b)	6,500	6,758
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (MBIA Insured)	3,500	2,974
Redwood City Elementary School District Series 1997, 0% 8/1/20 (FGIC Insured)	4,825	2,846
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	10	10
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	17,029
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	1,952
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,829
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	1,901
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,490
Riverside County Trans. Commission Sales Tax Rev. Series 2008 A2, 4%, tender 12/1/09 (b)	2,445	2,485
Rocklin Unified School District Series 2002:
0% 8/1/24 (FGIC Insured)	1,370	577
0% 8/1/25 (FGIC Insured)	2,725	1,065
0% 8/1/26 (FGIC Insured)	1,365	495
Roseville City School District Series 2002 A:
0% 8/1/25 (FGIC Insured)	1,745	704
0% 8/1/27 (FGIC Insured)	1,940	677
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	$ 7,735	$ 5,362
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,583
Series 2003 R, 5% 8/15/33 (MBIA Insured)	6,825	6,342
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	3,400	3,629
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (d)	8,500	10,703
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	9,503
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,038
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,478
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,174
5% 11/15/17 (AMBAC Insured)	2,000	2,141
5% 11/15/18 (AMBAC Insured)	2,000	2,119
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,163
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,821
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (c)	2,200	2,244
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29	5,000	5,026
San Diego Unified School District (Election of 1998 Proj.) Series 2002 D:
5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (d)	4,325	4,758
5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 101) (d)	4,000	4,400
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,629
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	4,815	4,849
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	5,976
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,503
Second Series 32F, 5.25% 5/1/19	2,500	2,730
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (c)	2,325	2,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series 32H:
5% 5/1/12 (CIFG North America Insured) (c)	$ 1,000	$ 1,044
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (MBIA Insured)	6,810	6,448
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,431
Series A:
0% 8/1/09 (FGIC Insured)	5	5
0% 8/1/10 (FGIC Insured)	1,085	1,051
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,080
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured)	3,720	3,578
5% 11/15/21 (MBIA Insured)	3,645	3,415
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (d)	4,000	1,746
Series 1997 A:
0% 1/15/26 (MBIA Insured)	11,000	2,642
5.5% 1/15/28	1,060	746
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,172
0% 1/15/12 (MBIA Insured)	7,000	5,875
0% 1/15/15 (MBIA Insured)	5,000	3,305
0% 1/15/20 (MBIA Insured)	3,765	1,617
0% 1/15/31 (MBIA Insured)	5,000	745
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,040
Series 2007 A:
5% 3/1/24 (AMBAC Insured) (c)	9,690	8,335
5% 3/1/37 (AMBAC Insured) (c)	10,000	7,566
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,999
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,780
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,009
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (d)	1,990	1,630
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	$ 3,000	$ 2,039
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	960
0% 9/1/25	1,490	608
0% 9/1/26	1,500	570
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	2,827
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,652
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	7,439
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,075
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,290
0% 9/1/22 (AMBAC Insured)	2,900	1,419
0% 9/1/25 (AMBAC Insured)	6,800	2,602
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (MBIA Insured)	5,015	4,830
Shasta Union High School District:
Series 2002, 0% 8/1/26 (FGIC Insured)	1,000	372
Series 2003, 0% 5/1/28 (MBIA Insured)	3,340	977
Sierra View Local Health Care District Rev.:
Series 1998, 5.4% 7/1/22	4,315	3,821
Series 2007, 5.25% 7/1/37	2,500	1,881
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,501
6.75% 7/1/11	6,500	7,181
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27	2,495	887
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,483
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	16,917
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	1,320	1,246
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	2,839
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	$ 2,350	$ 2,109
6% 6/1/22	1,100	1,106
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,204
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,227
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,495
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	683
0% 9/1/21 (FGIC Insured)	2,995	1,656
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	982
Series 2007 D, 5% 5/15/25	4,250	4,324
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	784
5.5% 5/15/24 (AMBAC Insured)	370	349
4.55% 12/1/09 (Escrowed to Maturity) (d)(e)	13,290	13,691
Series C, 4.75% 5/15/37 (MBIA Insured)	3,255	2,929
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	6,970	6,964
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,751
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (d)	1,000	1,155
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (d)	1,380	1,593
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,000	5,081
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,951
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (MBIA Insured)	2,120	2,074
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	141
5.375% 8/1/16 (FSA Insured)	100	108
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	814
0% 8/1/31 (FGIC Insured)	2,715	714
0% 8/1/32 (FGIC Insured)	1,315	321
5.25% 8/1/16 (FGIC Insured)	1,000	1,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev. Series A:
5% 7/1/23	$ 1,460	$ 1,272
5% 7/1/25	1,665	1,411
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,545
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (b)	4,300	4,371
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,101
		1,451,971
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	805	794
5.375% 10/1/14	1,000	984
5.875% 10/1/18	1,565	1,567
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5% 7/1/09	1,100	1,101
		4,446
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 4.555% 7/1/21 (FGIC Insured) (b)	4,600	3,334
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	7,000	6,500
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,500	990
		10,824
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	550	547
5.25% 10/1/15	1,255	1,201
		1,748
TOTAL MUNICIPAL BONDS (Cost $1,522,985)		1,468,989
Municipal Notes - 0.9%
	Principal Amount (000s)	Value (000s)
California - 0.9%
California Gen. Oblig.:
6% 3/20/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	3,500	$ 3,500
9.5% 3/6/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	3,500	3,500
9.75% 3/6/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	7,400	7,400
TOTAL MUNICIPAL NOTES (Cost $14,400)		14,400
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,537,385)		1,483,389
NET OTHER ASSETS - 1.3%		19,041
NET ASSETS - 100%		$ 1,502,430
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,691,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 13,290
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,483,389	$ -	$ 1,483,389	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (Unaudited)
General Obligations	41.4%
Transportation	12.8%
Health Care	9.1%
Electric Utilities	6.5%
Water & Sewer	6.1%
Escrowed/Pre-Refunded	6.0%
Special Tax	5.8%
Others* (individually less than 5%)	12.3%
100.0%
* Includes net other assets
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $22,249,000 all of which will expire on February 28, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,537,385)		$ 1,483,389
Cash		9,413
Receivable for investments sold		151
Receivable for fund shares sold		1,819
Interest receivable		16,750
Prepaid expenses		13
Other receivables		3
Total assets		1,511,538

Liabilities
Payable for investments purchased	$ 6,140
Payable for fund shares redeemed	599
Distributions payable	1,509
Accrued management fee	464
Distribution fees payable	21
Other affiliated payables	329
Other payables and accrued expenses	46
Total liabilities		9,108

Net Assets		$ 1,502,430
Net Assets consist of:
Paid in capital		$ 1,583,219
Undistributed net investment income		1,219
Accumulated undistributed net realized gain (loss) on investments		(28,012)
Net unrealized appreciation (depreciation) on investments		(53,996)
Net Assets		$ 1,502,430

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,850 ÷ 2,970 shares)	$ 11.40

Maximum offering price per share (100/96.00 of $11.40)	$ 11.87
Class T: Net Asset Value and redemption price per share ($6,944 ÷ 608 shares)	$ 11.42

Maximum offering price per share (100/96.00 of $11.42)	$ 11.90
Class B: Net Asset Value and offering price per share ($4,065 ÷ 357 shares)A	$ 11.39

Class C: Net Asset Value and offering price per share ($12,244 ÷ 1,076 shares)A	$ 11.38

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,426,557 ÷ 125,314 shares)	$ 11.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,770 ÷ 1,646 shares)	$ 11.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2009

Investment Income
Interest		$ 75,562

Expenses
Management fee	$ 5,877
Transfer agent fees	1,108
Distribution fees	228
Accounting fees and expenses	301
Custodian fees and expenses	24
Independent trustees' compensation	6
Registration fees	82
Audit	53
Legal	7
Miscellaneous	17
Total expenses before reductions	7,703
Expense reductions	(157)	7,546
Net investment income		68,016
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(25,641)
Futures contracts	286
Total net realized gain (loss)		(25,355)
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,649)
Futures contracts	(268)
Total change in net unrealized appreciation (depreciation)		(12,917)
Net gain (loss)		(38,272)
Net increase (decrease) in net assets resulting from operations		$ 29,744

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2009	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 68,016	$ 65,641
Net realized gain (loss)	(25,355)	5,976
Change in net unrealized appreciation (depreciation)	(12,917)	(105,132)
Net increase (decrease) in net assets resulting from operations	29,744	(33,515)
Distributions to shareholders from net investment income	(67,824)	(65,536)
Distributions to shareholders from net realized gain	(568)	(9,277)
Total distributions	(68,392)	(74,813)
Share transactions - net increase (decrease)	(51,318)	48,978
Redemption fees	56	24
Total increase (decrease) in net assets	(89,910)	(59,326)

Net Assets
Beginning of period	1,592,340	1,651,666
End of period (including undistributed net investment income of $1,219 and undistributed net investment income of $1,326, respectively)	$ 1,502,430	$ 1,592,340

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,

2009

2008 E

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 12.41	$ 12.46	$ 12.56	$ 12.84
Income from Investment Operations
Net investment income C	.459	.457	.478	.490	.505
Net realized and unrealized gain (loss)	(.224)	(.711)	.050	(.025)	(.149)
Total from investment operations	.235	(.254)	.528	.465	.356
Distributions from net investment income	(.461)	(.457)	(.483)	(.490)	(.501)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.465)	(.526)	(.578)	(.565)	(.636)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.40	$ 11.63	$ 12.41	$ 12.46	$ 12.56
Total Return A, B	2.04%	(2.15)%	4.36%	3.78%	2.92%
Ratios to Average Net Assets D
Expenses before reductions	.75%	.73%	.64%	.65%	.66%
Expenses net of fee waivers, if any	.75%	.73%	.64%	.65%	.66%
Expenses net of all reductions	.74%	.70%	.62%	.62%	.65%
Net investment income	3.98%	3.76%	3.88%	3.93%	4.04%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 20	$ 13	$ 11	$ 7
Portfolio turnover rate	26%	27%	23%	19%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,

2009

2008 E

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 12.43	$ 12.48	$ 12.58	$ 12.86
Income from Investment Operations
Net investment income C	.464	.458	.466	.477	.492
Net realized and unrealized gain (loss)	(.227)	(.712)	.048	(.027)	(.150)
Total from investment operations	.237	(.254)	.514	.450	.342
Distributions from net investment income	(.463)	(.457)	(.469)	(.475)	(.487)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.467)	(.526)	(.564)	(.550)	(.622)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.42	$ 11.65	$ 12.43	$ 12.48	$ 12.58
Total Return A, B	2.05%	(2.15)%	4.24%	3.66%	2.80%
Ratios to Average Net Assets D
Expenses before reductions	.73%	.74%	.75%	.77%	.77%
Expenses net of fee waivers, if any	.73%	.74%	.75%	.77%	.77%
Expenses net of all reductions	.72%	.70%	.72%	.73%	.76%
Net investment income	4.00%	3.75%	3.77%	3.81%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 5	$ 5	$ 4	$ 3
Portfolio turnover rate	26%	27%	23%	19%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,

2009

2008 E

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 12.40	$ 12.45	$ 12.55	$ 12.84
Income from Investment Operations
Net investment income C	.387	.376	.383	.394	.409
Net realized and unrealized gain (loss)	(.228)	(.712)	.049	(.026)	(.159)
Total from investment operations	.159	(.336)	.432	.368	.250
Distributions from net investment income	(.385)	(.375)	(.387)	(.393)	(.405)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.389)	(.444)	(.482)	(.468)	(.540)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.39	$ 11.62	$ 12.40	$ 12.45	$ 12.55
Total Return A, B	1.38%	(2.81)%	3.57%	2.99%	2.06%
Ratios to Average Net Assets D
Expenses before reductions	1.41%	1.41%	1.41%	1.42%	1.42%
Expenses net of fee waivers, if any	1.41%	1.41%	1.41%	1.42%	1.42%
Expenses net of all reductions	1.40%	1.37%	1.39%	1.39%	1.41%
Net investment income	3.33%	3.08%	3.11%	3.15%	3.28%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 5	$ 5	$ 5	$ 5
Portfolio turnover rate	26%	27%	23%	19%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,

2009

2008 E

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 12.40	$ 12.44	$ 12.55	$ 12.83
Income from Investment Operations
Net investment income C	.374	.364	.371	.382	.397
Net realized and unrealized gain (loss)	(.225)	(.721)	.061	(.035)	(.149)
Total from investment operations	.149	(.357)	.432	.347	.248
Distributions from net investment income	(.375)	(.364)	(.377)	(.382)	(.393)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.379)	(.433)	(.472)	(.457)	(.528)
Redemption fees added to paid in capital C,F	-	-	-	-	-
Net asset value, end of period	$ 11.38	$ 11.61	$ 12.40	$ 12.44	$ 12.55
Total Return A, B	1.29%	(2.98)%	3.56%	2.81%	2.04%
Ratios to Average Net Assets D
Expenses before reductions	1.49%	1.50%	1.50%	1.52%	1.52%
Expenses net of fee waivers, if any	1.49%	1.50%	1.50%	1.52%	1.52%
Expenses net of all reductions	1.48%	1.47%	1.48%	1.49%	1.51%
Net investment income	3.24%	2.99%	3.02%	3.06%	3.18%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 8	$ 10	$ 10	$ 11
Portfolio turnover rate	26%	27%	23%	19%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California Municipal Income

Years ended February 28,

2009

2008 D

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 12.40	$ 12.45	$ 12.55	$ 12.83
Income from Investment Operations
Net investment income B	.495	.491	.499	.512	.527
Net realized and unrealized gain (loss)	(.227)	(.722)	.050	(.025)	(.149)
Total from investment operations	.268	(.231)	.549	.487	.378
Distributions from net investment income	(.494)	(.490)	(.504)	(.512)	(.523)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.498)	(.559)	(.599)	(.587)	(.658)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 11.38	$ 11.61	$ 12.40	$ 12.45	$ 12.55
Total Return A	2.33%	(1.97)%	4.55%	3.97%	3.11%
Ratios to Average Net Assets C
Expenses before reductions	.47%	.46%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.47%	.46%	.47%	.48%	.48%
Expenses net of all reductions	.46%	.43%	.44%	.45%	.47%
Net investment income	4.27%	4.03%	4.05%	4.10%	4.22%
Supplemental Data
Net assets, end of period (in millions)	$ 1,427	$ 1,543	$ 1,611	$ 1,601	$ 1,506
Portfolio turnover rate	26%	27%	23%	19%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,

2009

2008 D

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 12.42	$ 12.47	$ 12.57	$ 12.85
Income from Investment Operations
Net investment income B	.491	.486	.493	.509	.529
Net realized and unrealized gain (loss)	(.226)	(.722)	.049	(.025)	(.151)
Total from investment operations	.265	(.236)	.542	.484	.378
Distributions from net investment income	(.491)	(.485)	(.497)	(.509)	(.523)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.495)	(.554)	(.592)	(.584)	(.658)
Redemption fees added to paid in capital B,E	-	-	-	-	-
Net asset value, end of period	$ 11.40	$ 11.63	$ 12.42	$ 12.47	$ 12.57
Total Return A	2.30%	(2.00)%	4.48%	3.94%	3.10%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.50%	.53%	.50%	.47%
Expenses net of fee waivers, if any	.49%	.50%	.53%	.50%	.47%
Expenses net of all reductions	.48%	.47%	.50%	.46%	.47%
Net investment income	4.24%	3.99%	3.99%	4.08%	4.23%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 11	$ 8	$ 2	$ 1
Portfolio turnover rate	26%	27%	23%	19%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign

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2. Significant Accounting Policies - continued

Security Valuation - continued

markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 29,547
Unrealized depreciation	(84,560)
Net unrealized appreciation (depreciation)	(55,013)
Capital loss carry forward	(22,249)

Cost for federal income tax purposes	$ 1,538,402

The tax character of distributions paid was as follows:

	February 28, 2009	February 29, 2008
Tax-exempt Income	$ 67,824	$ 65,536
Ordinary Income	-	806
Long-term Capital Gains	568	8,471
Total	$ 68,392	$ 74,813

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50 % of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Futures Contracts - continued

payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $411,368 and $474,921, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

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5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 69	$ 13
Class T	0%	.25%	16	-
Class B	.65%	.25%	41	30
Class C	.75%	.25%	102	32
			$ 228	$ 75

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	2
Class B*	17
Class C*	5
$ 38

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 28.10
Class T	6.09
Class B	5.11
Class C	10.09
California Municipal Income	1,043.07
Institutional Class	16.09
	$ 1,108

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $22 and $128, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
California Municipal Income	$ 7

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2009	2008 *
From net investment income
Class A	$ 1,098	$ 552
Class T	262	183
Class B	151	158
Class C	329	275
California Municipal Income	65,274	64,032
Institutional Class	710	336
Total	$ 67,824	$ 65,536
From net realized gain
Class A	$ 7	$ 81
Class T	2	28
Class B	2	30
Class C	3	53
California Municipal Income	549	9,038
Institutional Class	5	47
Total	$ 568	$ 9,277

* February 29, 2008

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2009	2008*	2009	2008*
Class A
Shares sold	1,926	1,031	$ 22,454	$ 12,553
Reinvestment of distributions	66	32	754	389
Shares redeemed	(721)	(410)	(8,239)	(5,007)
Net increase (decrease)	1,271	653	$ 14,969	$ 7,935
Class T
Shares sold	311	88	$ 3,658	$ 1,089
Reinvestment of distributions	18	14	204	167
Shares redeemed	(163)	(58)	(1,834)	(712)
Net increase (decrease)	166	44	$ 2,028	$ 544
Class B
Shares sold	85	50	$ 976	$ 610
Reinvestment of distributions	5	6	63	72
Shares redeemed	(151)	(62)	(1,751)	(759)
Net increase (decrease)	(61)	(6)	$ (712)	$ (77)

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

	Shares		Dollars
Years ended February 28,	2009	2008*	2009	2008*
Class C
Shares sold	635	204	$ 7,343	$ 2,490
Reinvestment of distributions	16	15	186	183
Shares redeemed	(283)	(305)	(3,221)	(3,710)
Net increase (decrease)	368	(86)	$ 4,308	$ (1,037)
California Municipal Income
Shares sold	35,274	28,642	$ 409,272	$ 349,083
Reinvestment of distributions	3,952	4,111	45,637	49,922
Shares redeemed	(46,816)	(29,771)	(535,103)	(361,103)
Net increase (decrease)	(7,590)	2,982	$ (80,194)	$ 37,902
Institutional Class
Shares sold	1,386	552	$ 16,182	$ 6,705
Reinvestment of distributions	37	11	422	132
Shares redeemed	(717)	(258)	(8,322)	(3,126)
Net increase (decrease)	706	305	$ 8,282	$ 3,711

* February 29, 2008

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 17, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 381 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

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Trustees and Officers - continued

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation

Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-
present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004- 2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 9.13% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCMI-UANN-0409
1.790906.105

Fidelity®

California Short-Intermediate Tax-Free Bond Fund

Annual Report

February 28, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Life of fund A
Fidelity California Short-Intermediate Tax-Free Bond Fund	5.62%	4.29%

A From October 25, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® California Short-Intermediate Tax-Free Bond Fund on October 25, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted strong returns during the 12 months ending February 28, 2009, fueled mainly by an impressive late-2008 to early-2009 rally. Throughout much of the period, munis were under pressure due to a long list of investor concerns, including a global "flight to quality" that favored U.S. Treasury bonds at the expense of virtually every other asset class; heavy selling by leveraged investors such as hedge funds; the credit downgrade of muni bond insurers; an influx of tax-free bond supply as issuers scrambled to refinance their debt; and the loss of independent muni dealers, which were the casualties of the breakdown in the world credit markets. But munis rebounded strongly in December and January, as investors gravitated toward their attractive valuations. As a key measure of that attractiveness, the yields on many munis remained above those of fully taxable, comparable-maturity Treasury securities. Another factor that helped fuel the rally was that muni bond coupon payments - many of which were distributed to investors in January - were reinvested into the muni market. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - rose 5.18%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 2.06%.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® California Short-Intermediate Tax-Free Bond Fund: For the year ending February 28, 2009, the fund returned 5.62% and the Barclays Capital California 1-7 Year Non-AMT Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 6.43%. The fund lagged its benchmark in part because of its underweighting in prerefunded and escrowed bonds, which are backed by U.S. government-guaranteed securities and, as a result, were in high demand during the period because of concerns about the economy and frozen credit markets. At the same time, a modest overweighting in lower-quality securities hurt because they lagged higher-quality bonds. Elsewhere, a larger-than-index stake in longer-term securities within my investment universe cost the fund some ground because they lagged shorter-term bonds. Sector selection was mixed. An overweighting in poor-performing health care bonds detracted, while an overweighted position in general obligation bonds issued by select local issuers in economically more healthy regions of the state aided the fund's relative performance because these securities generally outpaced the California muni market overall.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.35%	$ 1,000.00	$ 1,022.00	$ 1.75
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.06	$ 1.76

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	29.1	29.9
Escrowed/Pre-Refunded	22.2	23.2
Special Tax	13.1	8.5
Electric Utilities	9.5	9.5
Health Care	7.5	9.5
Weighted Average Maturity as of February 28, 2009
		6 months ago
Years	3.6	3.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	3.1	3.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
AAA 16.5%	AAA 33.1%
AA,A 64.7%	AA,A 53.2%
BBB 5.1%	BBB 4.9%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 3.4%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 10.2%	Short-Term Investments and Net Other Assets 7.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments February 28, 2009

Showing Percentage of Net Assets

Municipal Bonds - 89.8%
	Principal Amount	Value
California - 87.5%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.) Series 2007, 4.375% 8/1/13	$ 220,000	$ 197,017
Alameda County Ctfs. of Prtn. Series 2001 A, 5.375% 12/1/09 (MBIA Insured)	170,000	172,429
Alameda Unified School District Gen. Oblig. Series 2002, 5.5% 7/1/13 (FSA Insured)	25,000	28,385
Alhambra Unified School District Ctfs. of Prtn. 5.5% 4/1/15 (FSA Insured)	1,000,000	1,036,620
Anaheim Union High School District Series 2002 A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (b)	155,000	173,561
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	439,064
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	471,930
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	527,327
Bay Area Infrastructure Fing. Auth. 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,026,510
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2001 D, 5% 4/1/10	245,000	256,072
Big Bear Lake Wtr. Rev. 6% 4/1/11 (MBIA Insured)	1,225,000	1,259,790
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2002 A:
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (b)	165,000	188,092
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (b)	125,000	142,494
California Dept. of Trans. Rev. Series 2004 A:
5% 2/1/11 (MBIA Insured)	355,000	376,488
5% 2/1/12 (FGIC Insured)	100,000	108,433
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series J2, 7% 12/1/12	2,600,000	3,066,310
Series J3, 7% 12/1/12 (Escrowed to Maturity) (b)	70,000	84,267
Series Q, 6% 12/1/09	40,000	41,504
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (b)	1,110,000	1,248,273
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101) (b)	1,000,000	1,124,570
5.25% 5/1/12	135,000	146,246
5.25% 5/1/12 (FSA Insured)	605,000	660,406
5.25% 5/1/20 (Pre-Refunded to 5/1/12 @ 101) (b)	3,000,000	3,385,260
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 A:
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (b)	$ 6,000,000	$ 6,793,620
5.5% 5/1/10	220,000	230,872
5.5% 5/1/11 (MBIA Insured)	1,050,000	1,121,463
5.5% 5/1/12 (MBIA Insured)	2,295,000	2,503,478
5.5% 5/1/13 (AMBAC Insured)	615,000	673,997
5.5% 5/1/15	2,000,000	2,158,280
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (b)	3,025,000	3,436,763
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (b)	4,000,000	4,575,280
6% 5/1/13	1,460,000	1,619,680
Series 2005 F3, 5% 5/1/21	1,445,000	1,527,553
California Dept. of Wtr. Resources Wtr. Rev.:
Series W, 5.5% 12/1/13 (FSA Insured)	110,000	127,277
5.5% 12/1/09 (AMBAC Insured)	100,000	103,353
California Econ. Recovery:
Series 2004 A:
5% 7/1/09	740,000	749,568
5% 7/1/10	350,000	365,061
5% 7/1/12	1,065,000	1,140,604
5% 7/1/15	575,000	611,944
5.25% 1/1/11	1,155,000	1,218,490
5.25% 7/1/12	1,775,000	1,915,012
5.25% 7/1/12 (FGIC Insured)	215,000	231,959
5.25% 7/1/13	5,410,000	5,874,881
5.25% 7/1/13	605,000	656,988
5.25% 7/1/14	600,000	651,492
5.25% 7/1/14	1,365,000	1,482,144
Series 2008 A:
5% 7/1/09	1,300,000	1,316,809
5% 1/1/10	3,000,000	3,093,270
Series 2008 B:
4%, tender 3/1/10 (a)	2,000,000	2,049,040
5%, tender 3/1/11 (a)	5,000,000	5,215,600
Series 2008 B4, 5%, tender 7/1/10 (a)	4,400,000	4,541,152
Series 2008 B7, 5%, tender 7/1/11 (a)	735,000	769,266
California Edl. Facilities Auth. Rev.:
(College & Univ. Fing. Prog.) Series 2007, 5% 2/1/13	1,265,000	1,191,630
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	555,150
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/16	$ 400,000	$ 444,452
(Stanford Univ. Proj.) Series T4, 5% 3/15/14	3,000,000	3,394,890
(Univ. of Southern California Proj.) Series 2005 C, 5% 10/1/33 (Pre-Refunded to 10/1/15 @ 100) (b)	5,000,000	5,802,750
California Gen. Oblig.:
0% 4/1/11	15,000	14,119
4% 8/1/13	1,000,000	1,031,380
4.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (b)	20,000	21,089
5% 3/1/09	150,000	150,000
5% 3/1/09	65,000	65,000
5% 2/1/10	175,000	180,213
5% 2/1/10	115,000	118,426
5% 2/1/10	100,000	102,979
5% 3/1/10	65,000	67,113
5% 6/1/10	75,000	77,810
5% 2/1/11	2,550,000	2,664,138
5% 5/1/11	95,000	99,752
5% 6/1/11 (MBIA Insured)	60,000	63,100
5% 9/1/11	2,085,000	2,202,907
5% 2/1/12	260,000	275,714
5% 2/1/12	120,000	127,253
5% 2/1/12	110,000	117,283
5% 3/1/12	1,425,000	1,513,521
5% 4/1/12	125,000	132,933
5% 10/1/12	2,000,000	2,140,900
5% 2/1/13	55,000	58,671
5% 2/1/13	175,000	186,680
5% 6/1/13	1,000,000	1,070,410
5% 10/1/13	50,000	52,982
5% 11/1/13	1,000,000	1,074,590
5% 3/1/14	1,185,000	1,263,518
5% 8/1/14	4,000,000	4,274,880
5% 11/1/14	7,425,000	7,944,676
5.25% 10/1/12	110,000	118,677
5.25% 3/1/13 (Pre-Refunded to 3/1/10 @ 101) (b)	80,000	84,163
5.25% 10/1/13	185,000	200,607
5.25% 2/1/14 (FSA Insured)	270,000	294,670
5.25% 2/1/15	40,000	42,499
5.25% 10/1/15 (Pre-Refunded to 10/1/10 @ 100) (b)	75,000	80,249
5.25% 2/1/16	1,000,000	1,054,770
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.25% 6/1/18 (Pre-Refunded to 6/1/10 @ 100) (b)	$ 25,000	$ 26,222
5.25% 9/1/18 (Pre-Refunded to 9/1/10 @ 100) (b)	35,000	37,052
5.25% 12/1/24 (Pre-Refunded to 12/1/10 @ 100) (b)	45,000	48,317
5.25% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (b)	2,000,000	2,300,700
5.5% 4/1/11	45,000	47,628
5.75% 10/1/10	60,000	62,868
5.75% 2/1/11	20,000	21,173
5.75% 10/1/11	170,000	183,031
5.75% 11/1/11	100,000	107,876
5.75% 3/1/27 (Pre-Refunded to 3/1/10 @ 101) (b)	75,000	79,272
6% 9/1/09	110,000	112,344
6% 10/1/09 (FGIC Insured)	40,000	40,938
6.25% 9/1/09	85,000	86,915
6.25% 9/1/12	470,000	503,948
7% 10/1/09	10,000	10,303
10% 9/1/09	85,000	88,426
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (a)	275,000	277,030
Series 2005 G, 5% 7/1/09	985,000	997,017
Series 2008 H, 5.125% 7/1/22	1,000,000	981,850
(Cedars-Sinai Med. Ctr. Proj.) Series 2005:
5% 11/15/09	100,000	101,491
5% 11/15/14	50,000	52,341
(Providence Health & Svcs. Proj.) Series 2008 C, 5.25% 10/1/13	750,000	804,038
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,043,180
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (a)	1,800,000	1,807,794
(Sutter Health Proj.) Series 2008 A:
5% 8/15/09	1,000,000	1,018,390
5% 8/15/12	2,000,000	2,119,940
5.5% 8/15/16	1,000,000	1,071,800
California Infrastructure & Econ. Dev. Bank Rev.:
(Asian Art Museum of San Francisco Proj.) Series 2000, 5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (b)	80,000	85,406
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series 2003 A:
5% 7/1/11 (Escrowed to Maturity) (b)	$ 135,000	$ 147,051
5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100) (b)	5,300,000	6,081,220
(California Independent Sys. Operator Corp. Proj.) Series 2008 A, 5% 2/1/12	2,500,000	2,688,800
(Clean Wtr. State Revolving Fund Proj.) Series 2002, 5% 10/1/15	1,660,000	1,804,022
(Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (a)	1,500,000	1,498,425
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
4% 12/1/09	100,000	101,388
4% 12/1/10	100,000	102,918
(The J. Paul Getty Trust Proj.):
Series 2003 A, 3.9%, tender 12/1/11 (a)	3,825,000	4,032,545
Series 2003 C, 3.9%, tender 12/1/11 (a)	1,745,000	1,851,724
Series 2004 A, 4%, tender 12/1/11 (a)	1,320,000	1,395,134
(Worker's Compensation Relief Proj.) Series 2004 A, 5.25% 10/1/13 (AMBAC Insured)	45,000	50,338
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) Series 2007:
4.5% 4/1/13	365,000	388,586
5% 4/1/14	200,000	218,008
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5% 1/1/10 (AMBAC Insured)	130,000	133,953
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/10	550,000	567,166
5% 6/1/11	375,000	389,224
5.25% 6/1/12	55,000	57,974
5.25% 6/1/13	3,550,000	3,753,948
5.25% 6/1/14	70,000	73,488
(Dept. of Corrections & Rehab. Proj.) Series 2007 F, 4% 11/1/13	165,000	168,440
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	42,088
(Dept. of Corrections, Madera State Prison Proj.) Series E, 6% 6/1/10	100,000	104,411
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	$ 100,000	$ 106,059
5.5% 6/1/14 (MBIA Insured)	50,000	53,030
Series 2004 D, 5% 12/1/15 (MBIA Insured)	150,000	155,282
Series C, 5.2% 12/1/09 (MBIA Insured)	135,000	138,841
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	341,985
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	994,344
(Judicial Council Proj.) Series 2007 G, 3.7% 11/1/12	110,000	111,995
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	200,000	215,138
(Lassen County, Susanville State Prison Proj.) Series 2001 A, 5.25% 6/1/10 (AMBAC Insured)	50,000	52,152
(Regents Univ. of California Proj.) Series A, 5.25% 6/1/12 (AMBAC Insured)	50,000	54,548
(Various California State Univ. Projs.):
Series 2005 L, 5.25% 11/1/09	260,000	266,253
Series 2006 A, 5% 10/1/13 (FGIC Insured)	2,000,000	2,147,620
Series A, 5.5% 6/1/14	155,000	166,530
Series B:
5.55% 6/1/10	100,000	105,650
5.55% 6/1/10 (MBIA Insured)	250,000	261,263
Series 2005 L, 5% 11/1/13 (MBIA Insured)	1,490,000	1,634,217
Series 2007 F, 4% 11/1/12	110,000	113,319
California State L.A. Univ. Auxiliary Svcs., Inc. Auxiliary Organization Series 2001, 5.25% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (b)	40,000	43,618
California State Univ. Rev.:
Series 2005 B, 5% 11/1/11 (AMBAC Insured)	40,000	43,274
Series 2007 C, 5% 11/1/10 (FSA Insured)	1,005,000	1,057,622
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. Series 2002, 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (b)	35,000	40,434
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (a)	1,000,000	968,620
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (a)	2,000,000	1,937,240
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(Daughters of Charity Health Sys. Proj.) Series 2005 F:
5% 7/1/09	$ 765,000	$ 763,539
5% 7/1/10	1,545,000	1,528,747
(Enloe Health Sys. Proj.):
Series 2008 A:
5% 8/15/09	500,000	505,355
5% 8/15/11	1,050,000	1,095,140
5.5% 8/15/14	1,435,000	1,530,715
Series 2008 B, 5% 8/15/15	60,000	61,661
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (a)	1,000,000	994,530
(Kaiser Permanente Health Sys. Proj.):
Series 2001 B, 3.9%, tender 7/1/14 (a)	3,750,000	3,670,388
Series 2004 E, 3.875%, tender 4/1/10 (a)	375,000	377,846
Series 2004 I, 3.45%, tender 5/1/11 (a)	2,000,000	1,972,520
(Sr. Living Presbyterian Homes Proj.) Series A, 4.5% 11/15/10	445,000	429,567
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	1,500,000	1,588,185
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (b)	950,000	1,086,316
California Statewide Cmntys. Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity) (b)	15,000	17,134
5% 10/1/13 (FSA Insured)	40,000	44,830
Capistrano Unified School District Cmnty. Facilities District #98-2, Ladera 5.75% 9/1/29 (Pre-Refunded to 9/1/09 @ 102) (b)	330,000	345,131
Carmichael Wtr. District Wtr. Rev. Ctfs. of Prtn. 4.75% 9/1/09 (MBIA Insured)	70,000	71,016
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (MBIA Insured)	1,025,000	1,148,759
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (b)	30,000	34,088
Chaffey Unified High School District:
Series 1998 B, 5.5% 8/1/13 (Pre-Refunded to 8/1/10 @ 101) (b)	70,000	75,012
Series 2005, 5% 8/1/12 (FGIC Insured)	20,000	21,925
Contra Costa County Pub. Fing. Auth. Lease Rev. Series B:
4.5% 6/1/09 (MBIA Insured)	40,000	40,328
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Contra Costa County Pub. Fing. Auth. Lease Rev. Series B: - continued
5% 6/1/10 (MBIA Insured)	$ 2,000,000	$ 2,087,520
Contra Costa Trans. Auth. Sales Tax Rev. Series A, 6% 3/1/09 (FGIC Insured)	200,000	200,000
Davis Spl. Tax Rev.:
5% 9/1/09 (AMBAC Insured)	540,000	549,142
5% 9/1/10 (AMBAC Insured)	565,000	572,854
Desert Sands Union School District Ctfs. of Prtn. 5.25% 3/1/14	500,000	546,460
East Side Union High School District Santa Clara County Series C:
5% 8/1/11 (FSA Insured)	45,000	48,711
5% 8/1/12 (FSA Insured)	55,000	60,869
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	16,888
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.):
4% 5/1/11 (CIFG North America Insured)	240,000	248,177
4% 5/1/12 (CIFG North America Insured)	300,000	312,000
Fontana Unified School District Gen. Oblig.:
3% 5/1/11 (Assured Guaranty Corp. Insured)	385,000	391,776
5.25% 5/1/13 (Assured Guaranty Corp. Insured)	380,000	416,134
Foothill-De Anza Cmnty. College District Series 2007 B, 4% 8/1/10 (AMBAC Insured)	2,000,000	2,064,860
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 4.75% 1/15/11 (MBIA Insured)	35,000	34,688
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (b)	85,000	95,423
Fresno Swr. Rev. Series A, 6% 9/1/09 (MBIA Insured)	100,000	102,136
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (b)	2,670,000	3,147,423
Series 2003 B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (b)	775,000	859,080
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	205,000	227,240
5.375% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (b)	60,000	63,023
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (b)	7,470,000	8,430,493
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	2,110,000	2,381,304
5.6% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (b)	115,000	121,112
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2007 A1, 5% 6/1/11	$ 1,000,000	$ 987,580
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	1,000,000	1,128,580
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (b)	175,000	198,380
Grossmont-Cuyamaca Cmnty. College District 5% 8/1/12 (Assured Guaranty Corp. Insured)	2,915,000	3,215,886
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (AMBAC Insured) (a)	500,000	491,615
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (MBIA Insured)	50,000	54,216
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (b)	170,000	191,903
Kern County High School District Series A, 6.3% 8/1/10 (MBIA Insured)	75,000	79,552
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,590,832
Los Angeles Cmnty. College District Series 2005 A, 5.25% 8/1/14 (FSA Insured)	4,000,000	4,518,560
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (b)	100,000	93,643
(Disney Parking Proj.) 0% 3/1/14	20,000	16,445
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.):
First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	35,000	39,329
Second Series 1999 A, 6% 7/1/09	200,000	203,352
Series 2005 B, 5% 7/1/09	45,000	45,642
Los Angeles County Pub. Works Fing. Auth. Lease Rev. (Multiple Cap. Facilities #6 Proj.) Series A, 5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 100) (b)	105,000	110,929
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (MBIA Insured)	35,000	38,248
(Reg'l. Park & Open Space District Proj.) Series 2005 A:
5% 10/1/12 (FSA Insured)	105,000	116,659
5% 10/1/14 (FSA Insured)	25,000	28,233
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series 2003 B, 5% 5/15/10 (MBIA Insured)	$ 65,000	$ 67,831
Series 2003 B, 5% 5/15/14 (MBIA Insured)	165,000	178,944
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11 (MBIA Insured)	120,000	130,127
Series 2003 A1:
5% 7/1/12 (MBIA Insured)	25,000	27,570
5% 7/1/15 (MBIA Insured)	3,000,000	3,273,360
Los Angeles Gen. Oblig.:
Series 2001 A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (b)	60,000	65,581
Series 2002 A, 5.25% 9/1/13 (MBIA Insured)	170,000	192,059
Series 2003 A, 5% 9/1/13 (MBIA Insured)	20,000	22,410
Series 2003 B, 5% 9/1/09 (FSA Insured)	35,000	35,744
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 3.5% 9/1/09	525,000	531,657
Los Angeles State Bldg. Auth. Lease Rev. (State of California Dept. of Gen. Svcs. Lease Proj.) Series A, 5.625% 5/1/11	50,000	51,101
Los Angeles Unified School District:
(Election of 1997 Proj.):
Series 1999 C, 5.25% 7/1/11 (Pre-Refunded to 7/1/09 @ 101) (b)	50,000	51,283
Series 2000 D, 5.625% 7/1/15 (Pre-Refunded to 7/1/10 @ 100) (b)	80,000	85,054
Series 2002 E:
5% 7/1/09 (MBIA Insured)	55,000	55,779
5.5% 7/1/13 (MBIA Insured)	40,000	43,751
5.5% 7/1/14 (MBIA Insured)	1,300,000	1,396,941
Series 2003 F:
4.5% 7/1/13	3,000,000	3,231,660
5% 7/1/14	25,000	26,939
(Election of 2002 Proj.) Series 2003 A:
5% 7/1/13	25,000	27,278
5% 7/1/22 (Pre-Refunded to 7/1/13 @ 100) (b)	5,000,000	5,685,100
(Election of 2004 Proj.) Series 2006 G, 5% 7/1/10 (AMBAC Insured)	2,200,000	2,310,726
Series 1997 A, 6% 7/1/14	3,055,000	3,478,606
Series 2002, 5.75% 7/1/14 (MBIA Insured)	4,000,000	4,516,440
Series 2007 E, 5% 7/1/10	1,865,000	1,963,435
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series A:
5% 8/1/09 (Escrowed to Maturity) (b)	$ 45,000	$ 45,840
5% 8/1/10 (Escrowed to Maturity) (b)	60,000	63,504
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L:
4% 7/1/12 (FSA Insured)	145,000	154,763
4% 7/1/13 (FSA Insured)	175,000	187,549
5% 7/1/14 (FSA Insured)	2,000,000	2,237,180
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	27,358
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 2001 A:
5.25% 7/1/10 (Escrowed to Maturity) (b)	70,000	74,078
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (b)	270,000	294,656
5.375% 7/1/12 (MBIA Insured)	1,000,000	1,095,430
Series 2003 A, 5% 7/1/13	35,000	39,391
Series 2004 B:
5% 7/1/10	90,000	94,726
5% 7/1/11	1,155,000	1,250,877
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (b)	15,000	16,935
Moreno Valley Ctfs. of Prtn. 5% 5/1/09 (MBIA Insured)	10,000	10,054
New Haven Unified School District Series B, 7.9% 8/1/12 (MBIA Insured)	100,000	118,579
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (b)	45,000	50,818
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (MBIA Insured)	60,000	67,510
5% 8/1/16 (MBIA Insured)	35,000	39,204
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	755,000	712,380
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 1993 A:
5.8% 7/1/09 (Escrowed to Maturity) (b)	60,000	61,047
5.85% 7/1/10 (AMBAC Insured)	25,000	26,178
5.85% 7/1/10 (Escrowed to Maturity) (b)	25,000	26,602
(Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/11	1,350,000	1,439,613
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 5% 4/1/09 (AMBAC Insured)	75,000	75,072
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Oakland Joint Powers Fing. Auth. Series 2008 A1:
4.25% 1/1/13 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,078,220
5% 1/1/13 (Assured Guaranty Corp. Insured)	1,320,000	1,456,884
Oakland Joint Powers Fing. Auth. Lease Rev. (Oakland Convention Centers Proj.) Series 2001, 5.25% 10/1/09 (AMBAC Insured)	50,000	51,017
Oakland Unified School District Alameda County Series 2005, 5% 8/1/12 (MBIA Insured)	60,000	64,646
Orange County Local Trans. Auth. Sales Tax Rev.:
Series A, 5.5% 2/15/11 (MBIA Insured)	20,000	21,545
Sr. Series A, 5.7% 2/15/10 (AMBAC Insured)	140,000	146,391
Orange County Rfdg. Recovery Series A:
5% 6/1/11 (MBIA Insured)	150,000	161,424
6% 6/1/09 (Escrowed to Maturity) (b)	85,000	86,091
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (FGIC Insured)	25,000	26,904
Palos Verdes Peninsula Unified School District Series A, 5.25% 11/1/14 (Pre-Refunded to 11/1/10 @ 101) (b)	50,000	54,177
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (b)	50,000	55,114
5% 11/1/10 (FGIC Insured)	35,000	37,129
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (b)	50,000	54,812
Series 2003, 5% 8/1/11 (FSA Insured)	100,000	108,495
Series 2004 B, 5% 8/1/14 (FSA Insured)	60,000	67,997
Pomona Pub. Fing. Auth. Rev.:
5% 2/1/12 (AMBAC Insured)	30,000	32,441
5% 2/1/12 (Escrowed to Maturity) (b)	10,000	11,010
Port of Oakland Rev. Series M, 5% 11/1/12 (FGIC Insured)	85,000	93,037
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (a)	1,215,000	1,173,046
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (a)	5,400,000	4,189,482
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (a)	1,225,000	1,245,458
4%, tender 12/1/11 (FSA Insured) (a)	1,500,000	1,559,625
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,229,739
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	$ 45,000	$ 50,329
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series 2008 A, 4.5% 6/1/11 (FSA Insured)	2,000,000	2,114,440
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.) Series A, 6.5% 6/1/12 (MBIA Insured)	1,000,000	1,098,620
Riverside County Trans. Commission Sales Tax Rev. Series 2008 A2, 4%, tender 12/1/09 (a)	1,400,000	1,423,128
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,080,300
Sacramento City Fing. Auth. Rev.:
(Pub. Safety and Parking Impts. Proj.) Series 2002, 5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (b)	140,000	149,461
(Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (FGIC Insured)	40,000	44,056
(Wtr. and Cap. Impt. Proj.) Series 2001 A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (b)	130,000	142,476
Sacramento Muni. Util. District Elec. Rev. Series 2002 Q, 5.25% 8/15/17 (FSA Insured)	1,000,000	1,064,710
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	242,152
5% 8/1/17	150,000	169,173
San Bernardino County Trans. Auth. Sales Tax Rev. Series A, 5% 3/1/10 (AMBAC Insured)	260,000	268,479
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	2,989,779
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (FGIC Insured)	50,000	55,964
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (MBIA Insured)	200,000	213,792
5% 8/1/12 (MBIA Insured)	950,000	1,031,653
San Diego Unified School District (Election of 1998 Proj.):
Series 2002 D, 5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 101) (b)	3,000,000	3,300,300
Series 2003 E:
5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 101) (b)	2,000,000	2,218,640
5.25% 7/1/22 (Pre-Refunded to 7/1/13 @ 101) (b)	1,695,000	1,881,755
Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	82,795
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Francisco Bldg. Auth. Lease Rev.:
(Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (MBIA Insured)	$ 25,000	$ 27,011
(San Francisco Civic Ctr. Complex Proj.) Series A, 6% 12/1/09 (AMBAC Insured)	55,000	56,671
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 B, 5% 11/1/13 (MBIA Insured)	650,000	703,846
San Francisco Cmnty. College District Gen. Oblig. (Election of 2001 Proj.) Series 2004 B, 5% 6/15/10 (AMBAC Insured)	75,000	78,748
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (MBIA Insured)	45,000	48,826
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	25,000	27,917
Santa Clara County Fing. Auth. Lease Rev. (VMC Rfdg. Proj.) Series 1997 A, 6% 11/15/12 (AMBAC Insured)	240,000	274,594
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (FGIC Insured)	35,000	38,354
Santa Margarita/Dana Point Auth. Rev. (Wtr. Impt. Districts 3, 3A, 4 & 4A Proj.) Series B, 7.25% 8/1/11	1,425,000	1,545,270
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (b)	20,000	23,321
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	61,736
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.):
Series 2004 A, 5% 8/15/11 (FGIC Insured)	1,000,000	1,050,220
Series C, 6.5% 8/15/10 (FGIC Insured)	160,000	168,710
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/10	80,000	85,774
6.75% 7/1/12	30,000	34,197
6.75% 7/1/13	65,000	75,358
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	224,974
Southern California Pub. Pwr. Auth. Transmission Proj. Rev.:
Series 2002 B, 5% 7/1/12 (FSA Insured)	55,000	60,842
Series 2009 A, 5% 7/1/20	2,000,000	2,125,940
Southwestern Cmnty. College District Gen. Oblig.:
Series 2004, 5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (b)	45,000	51,737
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Southwestern Cmnty. College District Gen. Oblig.: - continued
Series B, 5.25% 8/1/14 (FGIC Insured)	$ 25,000	$ 28,201
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	54,504
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	50,000	55,483
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (b)	60,000	65,027
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,345,438
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,132,370
5.375% 8/1/22	1,750,000	1,883,613
Univ. of California Revs.:
(Multiple Purp. Projs.):
Series O, 5.75% 9/1/09 (FGIC Insured)	35,000	35,857
Series Q, 5% 9/1/11 (FSA Insured)	50,000	53,869
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (b)(c)	10,000,000	10,301,685
Series A:
5% 5/15/10 (AMBAC Insured)	120,000	124,801
5% 5/15/12 (AMBAC Insured)	100,000	109,831
Upland Unified School District Gen. Oblig. Series A, 5.25% 8/1/10 (FSA Insured)	50,000	52,884
Washington Township Health Care District Rev. Series A, 5% 7/1/12	385,000	391,572
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (a)	1,250,000	1,270,613
Westlands Wtr. District Rev. Ctfs. of Prtn. Series A, 5% 3/1/29 (Pre-Refunded to 3/1/09 @ 101) (b)	70,000	70,700
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (b)	40,000	34,766
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	26,963
		310,666,921
Municipal Bonds - continued
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/09	$ 1,000,000	$ 1,007,870
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5% 7/1/09	260,000	260,257
		1,268,127
Puerto Rico - 1.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. 5.5% 7/1/09 (FSA Insured)	225,000	226,973
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 1993, 7% 7/1/10 (AMBAC Insured)	325,000	329,375
Series 1996, 6.5% 7/1/12 (FSA Insured)	1,140,000	1,217,577
Series 2002:
5.25% 7/1/09 (FGIC Insured)	1,935,000	1,934,071
5.25% 7/1/10 (FGIC Insured)	170,000	168,807
Series 2003 B, 5.5% 7/1/11 (FGIC Insured)	250,000	251,495
6.5% 7/1/12 (MBIA Insured)	75,000	77,519
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	982,180
Puerto Rico Pub. Bldg. Auth. Rev. Series M, 5.5% 7/1/10	385,000	384,627
Univ. of Puerto Rico Series Q, 5% 6/1/09	500,000	499,700
		6,072,324
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth. Rev. Series 2006:
4% 10/1/09 (FGIC Insured)	350,000	350,347
4% 10/1/10 (FGIC Insured)	580,000	564,514
		914,861
TOTAL MUNICIPAL BONDS (Cost $312,715,303)		318,922,233
Municipal Notes - 1.6%

California - 1.6%
California Gen. Oblig.:
6% 3/20/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	800,000	799,960
6% 3/20/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	2,200,000	2,199,890
Municipal Notes - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
9.5% 3/6/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	$ 800,000	$ 799,936
9.75% 3/6/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	1,800,000	1,799,946
TOTAL MUNICIPAL NOTES (Cost $5,600,000)		5,599,732
TOTAL INVESTMENT PORTFOLIO - 91.4% (Cost $318,315,303)		324,521,965
NET OTHER ASSETS - 8.6%		30,521,954
NET ASSETS - 100%		$ 355,043,919
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,301,700 or 2.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	1/7/09	$ 10,334,900
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 324,521,965	$ -	$ 324,521,965	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (unaudited)
General Obligations	29.1%
Escrowed/Pre-Refunded	22.2%
Special Tax	13.1%
Electric Utilities	9.5%
Health Care	7.5%
Others* (individually less than 5%)	18.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $318,315,303)		$ 324,521,965
Cash		22,113,440
Receivable for investments sold		50,572
Receivable for fund shares sold		5,516,099
Interest receivable		3,351,771
Prepaid expenses		2,160
Receivable from investment adviser for expense reductions		46,151
Other receivables		6,018
Total assets		355,608,176

Liabilities
Payable for fund shares redeemed	$ 190,332
Distributions payable	147,740
Accrued management fee	105,179
Transfer agent fee payable	48,464
Other affiliated payables	21,020
Other payables and accrued expenses	51,522
Total liabilities		564,257

Net Assets		$ 355,043,919
Net Assets consist of:
Paid in capital		$ 348,841,198
Undistributed net investment income		3,267
Accumulated undistributed net realized gain (loss) on investments		(7,208)
Net unrealized appreciation (depreciation) on investments		6,206,662
Net Assets, for 34,289,161 shares outstanding		$ 355,043,919
Net Asset Value, offering price and redemption price per share ($355,043,919 ÷ 34,289,161 shares)		$ 10.35

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2009

Investment Income
Interest		$ 7,654,637

Expenses
Management fee	$ 880,893
Transfer agent fees	147,071
Accounting fees and expenses	61,957
Custodian fees and expenses	4,235
Independent trustees' compensation	875
Registration fees	26,004
Audit	53,645
Legal	714
Miscellaneous	1,774
Total expenses before reductions	1,177,168
Expense reductions	(432,454)	744,714
Net investment income		6,909,923
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		28,647
Change in net unrealized appreciation (depreciation) on investment securities		5,797,788
Net gain (loss)		5,826,435
Net increase (decrease) in net assets resulting from operations		$ 12,736,358

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2009	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,909,923	$ 3,932,699
Net realized gain (loss)	28,647	56,619
Change in net unrealized appreciation (depreciation)	5,797,788	(75,322)
Net increase (decrease) in net assets resulting from operations	12,736,358	3,913,996
Distributions to shareholders from net investment income	(6,905,280)	(3,929,413)
Distributions to shareholders from net realized gain	-	(87,345)
Total distributions	(6,905,280)	(4,016,758)
Share transactions Proceeds from sales of shares	331,398,166	77,919,893
Reinvestment of distributions	5,486,315	3,175,835
Cost of shares redeemed	(135,239,235)	(35,502,294)
Net increase (decrease) in net assets resulting from share transactions	201,645,246	45,593,434
Redemption fees	21,627	6,571
Total increase (decrease) in net assets	207,497,951	45,497,243

Net Assets
Beginning of period	147,545,968	102,048,725
End of period (including undistributed net investment income of $3,267 and undistributed net investment income of $3,292, respectively)	$ 355,043,919	$ 147,545,968
Other Information Shares
Sold	32,399,093	7,702,098
Issued in reinvestment of distributions	537,400	314,767
Redeemed	(13,267,796)	(3,522,301)
Net increase (decrease)	19,668,697	4,494,564

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,

2009

2008 H

2007

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.08	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income D	.295	.335	.328	.105
Net realized and unrealized gain (loss)	.263	.017 E	.021	.059
Total from investment operations	.558	.352	.349	.164
Distributions from net investment income	(.299)	(.336)	(.328)	(.104)
Distributions from net realized gain	-	(.007)	(.001)	-
Total distributions	(.299)	(.343)	(.329)	(.104)
Redemption fees added to paid in capital D	.001	.001	- I	- I
Net asset value, end of period	$ 10.35	$ 10.09	$ 10.08	$ 10.06
Total Return B, C	5.62%	3.55%	3.54%	1.64%
Ratios to Average Net Assets G
Expenses before reductions	.49%	.52%	.57%	.94% A
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.31%	.27%	.26%	.23% A
Net investment income	2.90%	3.32%	3.27%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 355,044	$ 147,546	$ 102,049	$ 54,387
Portfolio turnover rate	18%	13%	16%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period October 25, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

Fidelity California Short-Intermediate Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 6,998,641
Unrealized depreciation	(793,399)
Net unrealized appreciation (depreciation)	6,205,242
Cost for federal income tax purposes	$ 318,316,723

The tax character of distributions paid was as follows:

	February 28, 2009	February 29, 2008
Tax-exempt Income	$ 6,905,280	$ 3,929,414
Ordinary Income	-	49,911
Long-term Capital Gains	-	37,433
Total	$ 6,905,280	$ 4,016,758

Annual Report

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $197,097,779 and $38,947,647, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .06% of average net assets.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $998 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $341,609.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $4,235, $76,891 and $9,719 respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Short-Intermediate Tax-Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Short-Intermediate Tax-Free Bond Fund (a fund of Fidelity California Municipal Trust) at February 28, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Short-Intermediate Tax-Free Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 15, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 381 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

 Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CSI-UANN-0409
1.817076.103

Item 2. Code of Ethics

As of the end of the period, February 28, 2009, Fidelity California Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity California Municipal Income Fund and Fidelity California Short-Intermediate Tax-Free Bond Fund (the "Funds"):

Services Billed by PwC

February 28, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California Municipal Income Fund	$48,000	$-	$2,200	$2,600
Fidelity California Short-Intermediate Tax-Free Bond Fund	$50,000	$-	$2,200	$1,500

February 29, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California Municipal Income Fund	$48,000	$-	$2,200	$2,100
Fidelity California Short-Intermediate Tax-Free Bond Fund	$50,000	$-	$2,200	$1,200

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2009A	February 29, 2008A
Audit-Related Fees	$2,985,000	$220,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2009 A	February 29, 2008 A
PwC	$3,415,000	$1,525,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 28, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 28, 2009